UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 18 of its series:

The following 9 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund and Wells Fargo Special Mid Cap Value Fund.

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, Wells Fargo Utility and Telecommunications Fund, Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Small/Mid Cap Value Fund, Wells Fargo Special Small Cap Value Fund and Wells Fargo Traditional Small Cap Growth Fund.

Date of reporting period: December 31, 2015

ITEM 1. INVESTMENTS

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.28%
Consumer Discretionary : 14.47%
Automobiles : 1.82%
Winnebago Industries Incorporated «	146,597	$2,917,280

Hotels, Restaurants & Leisure : 1.05%
Brinker International Incorporated	35,100	1,683,045

Household Durables : 2.43%
Helen of Troy Limited†	24,500	2,309,125
Whirlpool Corporation	10,900	1,600,883
		3,910,008

Leisure Products : 0.86%
Hasbro Incorporated	20,500	1,380,880

Media : 3.19%
Omnicom Group Incorporated	67,700	5,122,182

Specialty Retail : 2.21%
Sally Beauty Holdings Incorporated†	127,200	3,547,608

Textiles, Apparel & Luxury Goods : 2.91%
Gildan Activewear Incorporated «	164,600	4,677,932

Energy : 3.77%
Oil, Gas & Consumable Fuels : 3.77%
Devon Energy Corporation	35,500	1,136,000
Noble Energy Incorporated	49,200	1,620,156
World Fuel Services Corporation	85,800	3,299,868
		6,056,024

Financials : 25.08%
Banks : 6.11%
Commerce Bancshares Incorporated	121,170	5,154,572
TCF Financial Corporation	330,400	4,665,248
		9,819,820

Capital Markets : 2.91%
State Street Corporation	70,500	4,678,380

Consumer Finance : 4.01%
First Cash Financial Services Incorporated†	116,000	4,341,880
Portfolio Recovery Associates Incorporated «†	60,410	2,095,623
		6,437,503

Insurance : 12.05%
Endurance Specialty Holdings Limited	59,960	3,836,840
FNF Group	117,500	4,073,725
RenaissanceRe Holdings Limited	49,000	5,546,310
The Progressive Corporation	107,590	3,421,362
Torchmark Corporation	43,200	2,469,312
		19,347,549

Health Care : 12.63%
Health Care Equipment & Supplies : 4.29%
Becton Dickinson & Company	21,780	3,356,080

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex Incorporated	26,890	$3,534,691
		6,890,771

Health Care Providers & Services : 8.34%
Cardinal Health Incorporated	55,000	4,909,850
Laboratory Corporation of America Holdings†	45,300	5,600,892
MEDNAX Incorporated†	40,150	2,877,149
		13,387,891

Industrials : 25.32%
Aerospace & Defense : 1.73%
Rockwell Collins Incorporated	30,100	2,778,230

Building Products : 2.77%
Quanex Building Products Corporation	213,200	4,445,220

Commercial Services & Supplies : 3.03%
G&K Services Incorporated Class A	22,900	1,440,410
Tetra Tech Incorporated	131,800	3,429,436
		4,869,846

Electrical Equipment : 2.20%
Eaton Corporation plc	67,900	3,533,516

Machinery : 10.64%
Donaldson Company Incorporated	137,200	3,932,152
Graco Incorporated	46,600	3,358,462
Kennametal Incorporated	131,000	2,515,200
Parker-Hannifin Corporation	36,600	3,549,468
Woodward Governor Company	75,000	3,724,500
		17,079,782

Trading Companies & Distributors : 4.95%
Aercap Holdings NV†	90,500	3,905,980
W.W. Grainger Incorporated «	11,700	2,370,303
WESCO International Incorporated†	38,400	1,677,312
		7,953,595

Information Technology : 6.78%
Electronic Equipment, Instruments & Components : 1.25%
Knowles Corporation «†	150,900	2,011,497

IT Services : 2.29%
Moneygram International Incorporated†	302,493	1,896,631
The Western Union Company	99,000	1,773,090
		3,669,721

Semiconductors & Semiconductor Equipment : 3.24%
Entegris Incorporated†	233,500	3,098,545
Linear Technology Corporation	49,700	2,110,759
		5,209,304

Materials : 10.23%
Containers & Packaging : 3.86%
Ball Corporation	23,600	1,716,428

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name			Shares	Value
Containers & Packaging (continued)
Crown Holdings Incorporated†			88,600	$4,492,020
				6,208,448

Metals & Mining : 2.50%
Reliance Steel & Aluminum Company			69,400	4,018,954

Paper & Forest Products : 3.87%
Schweitzer-Mauduit International Incorporated			147,900	6,210,321

Total Common Stocks (Cost $143,230,126)				157,845,307

		Yield
Short-Term Investments : 7.42%
Investment Companies : 7.42%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	9,329,525	9,329,525
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	2,587,157	2,587,157
Total Short-Term Investments (Cost $11,916,682)				11,916,682

Total investments in securities (Cost $155,146,808)*	105.70%			169,761,989
Other assets and liabilities, net	(5.70)			(9,153,343)

Total net assets	100.00%			$160,608,646

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $155,485,993 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,680,145
Gross unrealized losses	(12,404,149)

Net unrealized gains	$14,275,996

Abbreviations:

LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c) (7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$23,238,935	$0	$0	$23,238,935
Energy	6,056,024	0	0	6,056,024
Financials	40,283,252	0	0	40,283,252
Health care	20,278,662	0	0	20,278,662
Industrials	40,660,189	0	0	40,660,189
Information technology	10,890,522	0	0	10,890,522
Materials	16,437,723	0	0	16,437,723
Short-term investments
Investment companies	2,587,157	9,329,525	0	11,916,682

Total assets	$160,432,464	$9,329,525	$0	$169,761,989

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.03%
Consumer Discretionary : 15.52%
Diversified Consumer Services : 1.74%
Apollo Education Group Incorporated†	882,865	$6,771,575
Houghton Mifflin Harcourt Company†	739,048	16,096,465
		22,868,040

Hotels, Restaurants & Leisure : 2.68%
Buffalo Wild Wings Incorporated†	86,933	13,878,853
Panera Bread Company Class A†	67,800	13,206,084
Royal Caribbean Cruises Limited	79,699	8,066,336
		35,151,273

Household Durables : 4.24%
Harman International Industries Incorporated	230,983	21,760,908
MDC Holdings Incorporated	685,168	17,492,339
Mohawk Industries Incorporated†	86,057	16,298,335
		55,551,582

Media : 2.59%
Scripps Networks Interactive Incorporated Class A	297,606	16,430,827
The Interpublic Group of Companies Incorporated	751,929	17,504,907
		33,935,734

Specialty Retail : 3.15%
Tractor Supply Company	165,264	14,130,072
Urban Outfitters Incorporated†	585,369	13,317,145
Vitamin Shoppe Incorporated†	425,365	13,909,436
		41,356,653

Textiles, Apparel & Luxury Goods : 1.12%
PVH Corporation	200,252	14,748,560

Consumer Staples : 1.30%
Household Products : 1.30%
Church & Dwight Company Incorporated	200,590	17,026,079

Energy : 5.10%
Energy Equipment & Services : 1.08%
Weatherford International plc†	1,691,209	14,189,244

Oil, Gas & Consumable Fuels : 4.02%
Cimarex Energy Company	146,380	13,083,444
Concho Resources Incorporated†	147,766	13,721,551
Pioneer Natural Resources Company	120,566	15,116,565
Range Resources Corporation «	437,253	10,760,796
		52,682,356

Financials : 21.42%
Banks : 7.02%
Bank of the Ozarks Incorporated	416,014	20,576,052
First Horizon National Corporation	1,559,333	22,641,515
MB Financial Incorporated	567,421	18,367,418
National Bank Holdings Corporation Class A	736,535	15,739,753

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Banks (continued)
TCF Financial Corporation	1,041,527	$14,706,361
		92,031,099

Capital Markets : 4.92%
E*TRADE Financial Corporation†	879,555	26,070,010
Evercore Partners Incorporated Class A	293,419	15,865,165
Raymond James Financial Incorporated	389,437	22,575,663
		64,510,838

Insurance : 9.48%
Arch Capital Group Limited†	226,558	15,802,421
CNO Financial Group Incorporated	1,330,992	25,408,637
Reinsurance Group of America Incorporated	259,600	22,208,780
RenaissanceRe Holdings Limited	146,428	16,574,185
The Progressive Corporation	718,127	22,836,439
Willis Group Holdings plc	444,038	21,566,926
		124,397,388

REITs : 0.00%
Camden Property Trust	58	4,452

Health Care : 10.52%
Health Care Equipment & Supplies : 5.62%
DENTSPLY International Incorporated	270,787	16,477,389
Haemonetics Corporation†	688,885	22,209,652
Hologic Incorporated†	433,621	16,776,796
LivaNova plc†«	308,080	18,290,710
		73,754,547

Health Care Providers & Services : 3.40%
Laboratory Corporation of America Holdings†	219,092	27,088,535
Universal Health Services Incorporated Class B	146,418	17,495,487
		44,584,022

Life Sciences Tools & Services : 1.50%
PerkinElmer Incorporated	366,750	19,646,798

Industrials : 15.95%
Aerospace & Defense : 2.77%
B/E Aerospace Incorporated	399,078	16,908,935
BWX Technologies Incorporated	611,478	19,426,656
		36,335,591

Airlines : 1.31%
United Continental Holdings Incorporated†	300,558	17,221,973

Commercial Services & Supplies : 2.64%
Republic Services Incorporated	424,302	18,665,045
Steelcase Incorporated Class A	1,072,980	15,987,402
		34,652,447

Electrical Equipment : 2.69%
Babcock & Wilcox Enterprises Incorporated†	805,992	16,821,053
Sensata Technologies Holding NV†	400,912	18,466,007
		35,287,060

2

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Machinery : 1.98%
Allison Transmission Holdings Incorporated	762,599	$19,743,688
Wabash National Corporation†	523,180	6,189,219
		25,932,907

Road & Rail : 2.22%
Hertz Global Holdings Incorporated†	1,178,616	16,771,706
Ryder System Incorporated	217,893	12,382,859
		29,154,565

Trading Companies & Distributors : 2.34%
GATX Corporation	429,055	18,256,290
MRC Global Incorporated†	962,315	12,413,864
		30,670,154

Information Technology : 19.16%
Internet Software & Services : 1.03%
Cornerstone OnDemand Incorporated†	392,157	13,541,181

IT Services : 6.24%
Amdocs Limited	281,667	15,370,568
CoreLogic Incorporated†	571,557	19,352,920
Gartner Incorporated†	180,083	16,333,528
Global Payments Incorporated	243,922	15,735,408
Sabre Corporation	536,611	15,009,010
		81,801,434

Semiconductors & Semiconductor Equipment : 4.73%
Integrated Device Technology Incorporated†	653,614	17,222,729
Maxim Integrated Products Incorporated	316,121	12,012,598
ON Semiconductor Corporation†	1,827,816	17,912,597
Skyworks Solutions Incorporated	194,519	14,944,895
		62,092,819

Software : 5.70%
ANSYS Incorporated†	216,188	19,997,390
Nuance Communications Incorporated†	955,447	19,003,841
Red Hat Incorporated†	242,628	20,092,025
Zendesk Incorporated†	594,249	15,711,944
		74,805,200

Technology Hardware, Storage & Peripherals : 1.46%
Diebold Incorporated	635,186	19,112,747

Materials : 5.84%
Chemicals : 1.98%
Huntsman Corporation	891,058	10,131,329
International Flavors & Fragrances Incorporated	132,146	15,809,947
		25,941,276

Containers & Packaging : 1.32%
Crown Holdings Incorporated†	341,400	17,308,980

Metals & Mining : 2.54%
Royal Gold Incorporated	372,670	13,591,275

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Metals & Mining (continued)
Steel Dynamics Incorporated			1,107,373	$19,788,756
				33,380,031

Telecommunication Services : 1.22%
Wireless Telecommunication Services : 1.22%
SBA Communications Corporation Class A†			151,901	15,960,238

Total Common Stocks (Cost $1,005,742,897)				1,259,637,268

Exchange-Traded Funds : 1.45%
SPDR Dow Jones REIT ETF «			207,364	19,000,763

Total Exchange-Traded Funds (Cost $18,034,191)				19,000,763

		Yield
Short-Term Investments : 3.55%
Investment Companies : 3.55%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	13,310,300	13,310,300
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	33,318,009	33,318,009

Total Short-Term Investments (Cost $46,628,309)				46,628,309

Total investments in securities (Cost $1,070,405,397)*	101.03%			1,325,266,340
Other assets and liabilities, net	(1.03)			(13,529,188)

Total net assets	100.00%			$1,311,737,152

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,075,713,481 and unrealized gains (losses) consists of:

Gross unrealized gains	$350,992,155
Gross unrealized losses	(101,439,296)

Net unrealized gains	$249,552,859

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$203,611,842	$0	$0	$203,611,842
Consumer staples	17,026,079	0	0	17,026,079
Energy	66,871,600	0	0	66,871,600
Financials	280,943,777	0	0	280,943,777
Health care	137,985,367	0	0	137,985,367
Industrials	209,254,697	0	0	209,254,697
Information technology	251,353,381	0	0	251,353,381
Materials	76,630,287	0	0	76,630,287
Telecommunication services	15,960,238	0	0	15,960,238
Exchange-traded funds	19,000,763	0	0	19,000,763
Short-term investments
Investment companies	33,318,009	13,310,300	0	46,628,309

Total assets	$1,311,956,040	$13,310,300	$0	$1,325,266,340

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 100.15%
Consumer Discretionary : 23.15%
Auto Components : 1.42%
Gentherm Incorporated†	936,834	$44,405,932

Diversified Consumer Services : 5.55%
Bright Horizons Family Solutions Incorporated†	899,497	60,086,400
ServiceMaster Global Holdings Incorporated†	2,884,478	113,186,917
		173,273,317

Hotels, Restaurants & Leisure : 5.68%
Aramark	1,843,900	59,465,775
Dave & Buster’s Entertainment Incorporated†	1,257,557	52,490,429
Vail Resorts Incorporated	512,700	65,620,473
		177,576,677

Household Durables : 1.77%
Harman International Industries Incorporated	363,000	34,198,230
Newell Rubbermaid Incorporated	481,400	21,220,112
		55,418,342

Leisure Products : 1.25%
The Brunswick Corporation	771,800	38,983,618

Media : 1.67%
Cinemark Holdings Incorporated	1,562,651	52,239,423

Specialty Retail : 4.97%
Caleres Incorporated	1,154,240	30,956,717
Lithia Motors Incorporated Class A	381,318	40,675,191
The Michaels Companies Incorporated†	1,980,271	43,783,792
ULTA Salon, Cosmetics and Fragrance Incorporated†	215,300	39,830,500
		155,246,200

Textiles, Apparel & Luxury Goods : 0.84%
Columbia Sportswear Company	537,291	26,198,309

Consumer Staples : 1.32%
Beverages : 1.32%
Constellation Brands Incorporated Class A	290,357	41,358,451

Energy : 0.95%
Oil, Gas & Consumable Fuels : 0.95%
Diamondback Energy Incorporated†	442,565	29,607,599

Financials : 6.41%
Capital Markets : 4.87%
Evercore Partners Incorporated Class A	776,100	41,963,727
Raymond James Financial Incorporated	860,560	49,886,663
SEI Investments Company	1,151,099	60,317,588
		152,167,978

Real Estate Management & Development : 1.54%
CBRE Group Incorporated Class A†	1,390,400	48,080,032

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Health Care : 16.54%
Biotechnology : 4.88%
Alnylam Pharmaceuticals Incorporated†	329,663	$31,034,475
bluebird bio Incorporated†	261,300	16,780,686
Cepheid Incorporated†	632,710	23,112,896
Ligand Pharmaceuticals Incorporated†	148,050	16,051,581
Medivation Incorporated†	603,230	29,160,138
Prothena Corporation plc†	134,870	9,185,993
Ultragenyx Pharmaceutical Incorporated†	241,200	27,057,816
		152,383,585

Health Care Equipment & Supplies : 7.74%
Alere Incorporated†	1,269,899	49,640,352
Align Technology Incorporated†	917,065	60,388,730
DexCom Incorporated†	634,173	51,938,769
Hologic Incorporated†	1,366,300	52,862,147
Integra LifeSciences Holdings Corporation†	400,800	27,166,224
		241,996,222

Health Care Providers & Services : 3.24%
Envision Healthcare Holdings Incorporated†	1,084,405	28,161,998
HealthEquity Incorporated†	803,305	20,138,856
VCA Incorporated†	962,313	52,927,215
		101,228,069

Pharmaceuticals : 0.68%
Intersect ENT Incorporated†	951,772	21,414,870

Industrials : 18.16%
Aerospace & Defense : 1.42%
Orbital ATK Incorporated	497,600	44,455,584

Airlines : 0.88%
Spirit Airlines Incorporated†	689,818	27,489,247

Building Products : 3.59%
A.O. Smith Corporation	690,900	52,929,849
Allegion plc	896,600	59,103,872
		112,033,721

Commercial Services & Supplies : 1.91%
KAR Auction Services Incorporated	1,615,272	59,813,522

Electrical Equipment : 1.63%
Acuity Brands Incorporated	217,392	50,826,250

Industrial Conglomerates : 1.69%
Carlisle Companies Incorporated	597,179	52,963,806

Machinery : 2.92%
Proto Labs Incorporated†«	309,764	19,728,869
WABCO Holdings Incorporated†	287,100	29,358,846
Wabtec Corporation	594,415	42,274,795
		91,362,510

Road & Rail : 1.19%
Old Dominion Freight Line Incorporated†	631,599	37,308,553

Trading Companies & Distributors : 2.93%
Air Lease Corporation	1,248,500	41,799,780

2

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors (continued)
HD Supply Holdings Incorporated†		1,651,777	$49,602,863
			91,402,643

Information Technology : 28.15%
Communications Equipment : 0.95%
Harris Corporation		342,300	29,745,870

Electronic Equipment, Instruments & Components : 0.91%
Cognex Corporation		844,590	28,521,804

Internet Software & Services : 2.50%
CoStar Group Incorporated†		377,649	78,056,272

IT Services : 8.45%
Black Knight Financial Services Incorporated Class A†		801,025	26,481,887
Broadridge Financial Solutions Incorporated		581,900	31,265,487
EPAM Systems Incorporated†		595,796	46,841,482
Euronet Worldwide Incorporated†		752,350	54,492,711
Vantiv Incorporated Class A†		1,034,385	49,050,537
WEX Incorporated†		632,000	55,868,800
			264,000,904

Semiconductors & Semiconductor Equipment : 0.99%
Cavium Incorporated†		472,200	31,028,262

Software : 14.35%
CyberArk Software Limited†«		944,544	42,636,716
Fleetmatics Group plc†		493,780	25,079,086
Guidewire Software Incorporated†		837,566	50,387,971
Imperva Incorporated†		521,366	33,007,681
Paycom Software Incorporated†		1,519,203	57,167,609
Splunk Incorporated†		960,900	56,510,529
Tableau Software Incorporated Class A†		693,090	65,302,940
Take-Two Interactive Software Incorporated†		1,448,500	50,465,740
Tyler Technologies Incorporated†		388,667	67,752,431
			448,310,703

Materials : 2.75%
Chemicals : 1.37%
Axalta Coating Systems Limited†		1,602,896	42,717,178

Construction Materials : 1.38%
Vulcan Materials Company		456,000	43,306,320

Telecommunication Services : 2.72%
Diversified Telecommunication Services : 2.72%
Zayo Group Holdings Incorporated†		3,198,000	85,034,820

Total Common Stocks (Cost $2,739,523,711)			3,129,956,593

Yield
Short-Term Investments : 2.51%
Investment Companies : 2.51%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.39%	58,757,300	58,757,300

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Discovery Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	19,710,882	$19,710,882
Total Short-Term Investments (Cost $78,468,182)				78,468,182

Total investments in securities (Cost $2,817,991,893)*	102.66%			3,208,424,775
Other assets and liabilities, net	(2.66)			(83,212,399)

Total net assets	100.00%			$3,125,212,376

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,824,899,226 and unrealized gains (losses) consists of:

Gross unrealized gains	$495,792,732
Gross unrealized losses	(112,267,183)

Net unrealized gains	$383,525,549

Abbreviations:
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$723,341,818	$0	$0	$723,341,818
Consumer staples	41,358,451	0	0	41,358,451
Energy	29,607,599	0	0	29,607,599
Financials	200,248,010	0	0	200,248,010
Health care	517,022,746	0	0	517,022,746
Industrials	567,655,836	0	0	567,655,836
Information technology	879,663,815	0	0	879,663,815
Materials	86,023,498	0	0	86,023,498
Telecommunication services	85,034,820	0	0	85,034,820
Short-term investments
Investment companies	19,710,882	58,757,300	0	78,468,182

Total assets	$3,149,667,475	$58,757,300	$0	$3,208,424,775

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 74.09%
Consumer Discretionary : 10.55%
Auto Components : 1.28%
Gentex Corporation	450,000	$7,204,500

Distributors : 1.61%
Genuine Parts Company	105,000	9,018,450

Household Durables : 5.31%
Harman International Industries Incorporated	70,000	6,594,700
Jarden Corporation†	285,000	16,279,200
Leggett & Platt Incorporated	165,000	6,933,300
		29,807,200

Specialty Retail : 2.35%
The Home Depot Incorporated	100,000	13,225,000

Consumer Staples : 6.38%
Food & Staples Retailing : 2.00%
CVS Health Corporation	115,000	11,243,550

Food Products : 1.80%
ConAgra Foods Incorporated	240,000	10,118,400

Household Products : 0.23%
Church & Dwight Company Incorporated	15,000	1,273,200

Personal Products : 2.35%
The Estee Lauder Companies Incorporated Class A	150,000	13,209,000

Energy : 3.65%
Oil, Gas & Consumable Fuels : 3.65%
Cabot Oil & Gas Corporation	100,000	1,769,000
Columbia Pipeline Group Incorporated	700,000	14,000,000
EQT Corporation	90,000	4,691,700
		20,460,700

Financials : 3.93%
Banks : 1.02%
PNC Financial Services Group Incorporated	60,000	5,718,600

Real Estate Management & Development : 1.91%
CBRE Group Incorporated Class A†	310,000	10,719,800

REITs : 1.00%
Boston Properties Incorporated	20,000	2,550,800
Saul Centers Incorporated	60,000	3,076,200
		5,627,000

Health Care : 13.42%
Biotechnology : 0.59%
AbbVie Incorporated	10,000	592,400

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Biotechnology (continued)
Baxalta Incorporated	70,000	$2,732,100
		3,324,500

Health Care Equipment & Supplies : 5.15%
Becton Dickinson & Company	61,942	9,544,644
C.R. Bard Incorporated	30,000	5,683,200
Medtronic plc	170,000	13,076,400
West Pharmaceutical Services Incorporated	10,000	602,200
		28,906,444

Health Care Providers & Services : 1.32%
Cardinal Health Incorporated	50,000	4,463,500
McKesson Corporation	15,000	2,958,450
		7,421,950

Life Sciences Tools & Services : 3.19%
Quintiles Transnational Holdings Incorporated†	130,000	8,925,800
Thermo Fisher Scientific Incorporated	30,000	4,255,500
Waters Corporation†	35,000	4,710,300
		17,891,600

Pharmaceuticals : 3.17%
Allergan plc†	5,000	1,562,500
Eli Lilly & Company	50,000	4,213,000
Mallinckrodt plc†	20,000	1,492,600
Mylan NV†	195,000	10,543,650
		17,811,750

Industrials : 8.68%
Aerospace & Defense : 2.50%
Huntington Ingalls Industries Incorporated	85,000	10,782,250
Lockheed Martin Corporation	15,000	3,257,250
		14,039,500

Building Products : 0.89%
Apogee Enterprises Incorporated	100,000	4,351,000
Lennox International Incorporated	5,000	624,500
		4,975,500

Electrical Equipment : 0.55%
AMETEK Incorporated	45,000	2,411,550
Sensata Technologies Holding NV†	15,000	690,900
		3,102,450

Industrial Conglomerates : 1.24%
Danaher Corporation	75,000	6,966,000

Machinery : 3.50%
Donaldson Company Incorporated	20,000	573,200
IDEX Corporation	80,000	6,128,800
John Bean Technologies Corporation	260,000	12,955,800
		19,657,800

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Information Technology : 11.39%
Communications Equipment : 0.07%
CommScope Holdings Incorporated†	15,000	$388,350

Electronic Equipment, Instruments & Components : 5.96%
Amphenol Corporation Class A	250,000	13,057,500
Belden Incorporated	35,000	1,668,800
FEI Company	235,000	18,750,650
		33,476,950

Internet Software & Services : 1.55%
Akamai Technologies Incorporated†	165,000	8,683,950

IT Services : 2.27%
Automatic Data Processing Incorporated	150,000	12,708,000

Software : 0.89%
Adobe Systems Incorporated†	5,000	469,700
CDK Global Incorporated	20,000	949,400
FireEye Incorporated†	35,000	725,900
Mentor Graphics Corporation	60,000	1,105,200
Splunk Incorporated†	30,000	1,764,300
		5,014,500

Technology Hardware, Storage & Peripherals : 0.65%
Seagate Technology plc «	100,000	3,666,000

Materials : 0.65%
Chemicals : 0.65%
LyondellBasell Industries NV Class A	10,000	869,000
Westlake Chemical Corporation	35,000	1,901,200
Westlake Chemical Partners LP	40,000	887,200
		3,657,400

Utilities : 15.44%
Electric Utilities : 4.33%
American Electric Power Company Incorporated	130,000	7,575,100
Edison International	100,000	5,921,000
Exelon Corporation	80,000	2,221,600
NextEra Energy Incorporated	55,000	5,713,950
Pinnacle West Capital Corporation	45,000	2,901,600
		24,333,250

Gas Utilities : 1.29%
Atmos Energy Corporation	115,000	7,249,600

Multi-Utilities : 9.82%
CMS Energy Corporation	355,000	12,808,400
Dominion Resources Incorporated	200,000	13,528,000
DTE Energy Company	165,000	13,231,350
NiSource Incorporated	170,000	3,316,700
Sempra Energy	130,000	12,221,300
		55,105,750

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Common Stocks (Cost $370,103,940)				416,006,644

Corporate Bonds and Notes : 21.82%
Consumer Discretionary : 3.76%
Auto Components : 2.08%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	$485,000
Lear Corporation	4.75	1-15-2023	1,000,000	1,005,000
Lear Corporation	5.25	1-15-2025	10,000,000	10,175,000
				11,665,000

Hotels, Restaurants & Leisure : 0.35%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	1,980,000

Media : 0.16%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	867,500

Specialty Retail : 1.17%
Group 1 Automotive Incorporated	5.00	6-1-2022	2,280,000	2,257,200
Penske Auto Group Incorporated	5.75	10-1-2022	4,200,000	4,315,500
				6,572,700

Consumer Staples : 0.65%
Beverages : 0.65%
Constellation Brands Incorporated	4.75	11-15-2024	3,600,000	3,672,000

Energy : 0.43%
Energy Equipment & Services : 0.28%
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	1,562,500

Oil, Gas & Consumable Fuels : 0.15%
ONEOK Incorporated	7.50	9-1-2023	1,000,000	832,500

Financials : 0.64%
REITs : 0.64%
Crown Castle International Corporation	4.88	4-15-2022	3,000,000	3,112,500
Iron Mountain Incorporated	5.75	8-15-2024	500,000	482,500
				3,595,000

Health Care : 2.64%
Health Care Providers & Services : 0.92%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,000,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,210,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	957,500
				5,167,500

Life Sciences Tools & Services : 0.54%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	3,000,000	3,015,000

Pharmaceuticals : 1.18%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,800,000	1,584,000
Endo Finance LLC / Endo Limited / Endo Finco Incorporated 144A	6.00	2-1-2025	900,000	886,500
Horizon Pharma plc 144A	6.63	5-1-2023	4,650,000	4,138,500
				6,609,000

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 3.59%
Aerospace & Defense : 2.79%
Huntington Ingalls Industries Incorporated 144A	5.00%	11-15-2025	$11,926,000	$12,104,890
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,515,000
Orbital ATK Incorporated 144A	5.50	10-1-2023	2,000,000	2,030,000
				15,649,890

Commercial Services & Supplies : 0.45%
Berry Plastics Corporation 144A	6.00	10-15-2022	2,000,000	2,035,000
Clean Harbors Incorporated	5.13	6-1-2021	500,000	506,250
				2,541,250

Machinery : 0.35%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	1,960,000

Information Technology : 2.93%
Communications Equipment : 1.35%
CommScope Incorporated 144A	5.50	6-15-2024	8,000,000	7,600,000

Electronic Equipment, Instruments & Components : 0.84%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,000,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,760,000
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	962,500
				4,722,500

IT Services : 0.50%
Neustar Incorporated	4.50	1-15-2023	3,500,000	2,803,500

Semiconductors & Semiconductor Equipment : 0.24%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,346,250

Materials : 7.07%
Chemicals : 6.35%
A. Schulman Incorporated 144A	6.88	6-1-2023	4,640,000	4,442,800
Celanese U.S. Holdings LLC	4.63	11-15-2022	1,000,000	985,000
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,778,850
Olin Corporation	5.50	8-15-2022	6,000,000	5,700,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,399,650
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	3,600,000	3,753,000
Tronox Finance LLC	6.38	8-15-2020	22,588,000	13,593,458
				35,652,758

Containers & Packaging : 0.72%
Ball Corporation	5.00	3-15-2022	500,000	510,000
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,034,200
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	510,000
				4,054,200

Utilities : 0.11%
Independent Power & Renewable Electricity Producers : 0.11%
NRG Energy Incorporated	6.63	3-15-2023	700,000	607,250

Total Corporate Bonds and Notes (Cost $136,086,421)				122,476,298

5

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 2.85%
Health Care : 0.49%
Pharmaceuticals : 0.49%
Mallinckrodt plc 144A		5.50%	4-15-2025	$3,000,000	$2,760,000

Industrials : 0.35%
Electrical Equipment : 0.35%
Sensata Technologies BV 144A		4.88	10-15-2023	2,000,000	1,945,000

Information Technology : 2.01%
Technology Hardware, Storage & Peripherals : 2.01%
Seagate HDD Cayman		4.75	6-1-2023	9,500,000	8,315,996
Seagate HDD Cayman 144A		4.88	6-1-2027	3,896,000	2,991,446
					11,307,442

Total Yankee Corporate Bonds and Notes (Cost $17,324,248)					16,012,442

Short-Term Investments : 1.57%

		Yield		Shares
Investment Companies : 1.57%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39		3,610,000	3,610,000
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.34		5,213,018	5,213,018
Total Short-Term Investments (Cost $8,823,018)					8,823,018

Total investments in securities (Cost $532,337,627)*	100.33%				563,318,402
Other assets and liabilities, net	(0.33)				(1,829,075)

Total net assets	100.00%				$561,489,327

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $532,222,880 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,292,127
Gross unrealized losses	(34,196,605)

Net unrealized gains	$31,095,522

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$59,255,150	$0	$0	$59,255,150
Consumer staples	35,844,150	0	0	35,844,150
Energy	20,460,700	0	0	20,460,700
Financials	22,065,400	0	0	22,065,400
Health care	75,356,244	0	0	75,356,244
Industrials	48,741,250	0	0	48,741,250
Information technology	63,937,750	0	0	63,937,750
Materials	3,657,400	0	0	3,657,400
Utilities	86,688,600	0	0	86,688,600
Corporate bonds and notes	0	122,476,298	0	122,476,298
Yankee corporate bonds and notes	0	16,012,442	0	16,012,442
Short-term investments
Investment companies	5,213,018	3,610,000	0	8,823,018

Total assets	$421,219,662	$142,098,740	$0	$563,318,402

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 24.36%
Consumer Discretionary : 3.07%
Auto Components : 0.48%
Gentex Corporation	100,000	$1,601,000

Distributors : 0.13%
Genuine Parts Company	5,000	429,450

Household Durables : 1.91%
Harman International Industries Incorporated	15,000	1,413,150
Jarden Corporation†	40,000	2,284,800
Leggett & Platt Incorporated	65,000	2,731,300
		6,429,250

Specialty Retail : 0.55%
The Home Depot Incorporated	14,000	1,851,500

Consumer Staples : 1.74%
Food Products : 0.69%
ConAgra Foods Incorporated	55,000	2,318,800

Personal Products : 1.05%
The Estee Lauder Companies Incorporated Class A	40,000	3,522,400

Energy : 1.23%
Oil, Gas & Consumable Fuels : 1.23%
Cabot Oil & Gas Corporation	25,000	442,250
Columbia Pipeline Group Incorporated	120,000	2,400,000
EQT Corporation	25,000	1,303,250
		4,145,500

Financials : 0.91%
Real Estate Management & Development : 0.67%
CBRE Group Incorporated Class A†	65,000	2,247,700

REITs : 0.24%
Saul Centers Incorporated	16,000	820,320

Health Care : 4.77%
Biotechnology : 0.12%
Baxalta Incorporated	10,000	390,300

Health Care Equipment & Supplies : 1.48%
Becton Dickinson & Company	2,000	308,180
C.R. Bard Incorporated	8,000	1,515,520
Medtronic plc	37,000	2,846,040
West Pharmaceutical Services Incorporated	5,000	301,100
		4,970,840

Health Care Providers & Services : 0.27%
Cardinal Health Incorporated	10,000	892,700

Life Sciences Tools & Services : 1.33%
Quintiles Transnational Holdings Incorporated†	45,000	3,089,700
Thermo Fisher Scientific Incorporated	5,000	709,250
Waters Corporation†	5,000	672,900
		4,471,850

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Pharmaceuticals : 1.57%
Eli Lilly & Company	10,000	$842,600
Mylan NV†	82,000	4,433,740
		5,276,340

Industrials : 2.91%
Aerospace & Defense : 1.06%
Huntington Ingalls Industries Incorporated	28,000	3,551,800

Building Products : 0.13%
Apogee Enterprises Incorporated	10,000	435,100

Electrical Equipment : 0.07%
Sensata Technologies Holding NV†	5,000	230,300

Industrial Conglomerates : 0.69%
Danaher Corporation	25,000	2,322,000

Machinery : 0.96%
John Bean Technologies Corporation	65,000	3,238,950

Information Technology : 2.62%
Electronic Equipment, Instruments & Components : 1.40%
Amphenol Corporation Class A	20,000	1,044,600
Belden Incorporated	10,000	476,800
FEI Company	40,000	3,191,600
		4,713,000

Internet Software & Services : 0.55%
Akamai Technologies Incorporated†	35,000	1,842,050

IT Services : 0.51%
Automatic Data Processing Incorporated	20,000	1,694,400

Software : 0.16%
FireEye Incorporated†	17,000	352,580
Mentor Graphics Corporation	10,000	184,200
		536,780

Utilities : 7.11%
Electric Utilities : 0.81%
American Electric Power Company Incorporated	20,000	1,165,400
NextEra Energy Incorporated	15,000	1,558,350
		2,723,750

Gas Utilities : 0.75%
Atmos Energy Corporation	40,000	2,521,600

Multi-Utilities : 5.55%
CMS Energy Corporation	100,000	3,608,000
Dominion Resources Incorporated	60,000	4,058,400
DTE Energy Company	60,000	4,811,400
NiSource Incorporated	40,000	780,400
Sempra Energy	57,000	5,358,570
		18,616,770

Total Common Stocks (Cost $79,617,274)		81,794,450

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 67.08%
Consumer Discretionary : 11.23%
Auto Components : 3.85%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	$3,807,250
Lear Corporation	4.75	1-15-2023	5,000,000	5,025,000
Lear Corporation	5.25	1-15-2025	2,000,000	2,035,000
Lear Corporation	5.38	3-15-2024	2,000,000	2,055,000
				12,922,250

Hotels, Restaurants & Leisure : 1.39%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,653,000

Household Durables : 0.36%
Jarden Corporation 144A	5.00	11-15-2023	1,200,000	1,227,000

Specialty Retail : 5.63%
Group 1 Automotive Incorporated	5.00	6-1-2022	7,873,000	7,794,270
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,110,358
				18,904,628

Consumer Staples : 1.47%
Beverages : 1.47%
Constellation Brands Incorporated	4.75	11-15-2024	4,850,000	4,947,000

Energy : 1.84%
Energy Equipment & Services : 1.16%
Bristow Group Incorporated	6.25	10-15-2022	5,000,000	3,906,250

Oil, Gas & Consumable Fuels : 0.68%
ONEOK Incorporated	7.50	9-1-2023	1,000,000	832,500
ONEOK Partners LP	4.25	2-1-2022	2,000,000	1,440,000
				2,272,500

Financials : 2.51%
REITs : 2.51%
Crown Castle International Corporation	4.88	4-15-2022	3,000,000	3,112,500
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,789,555
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,511,250
				8,413,305

Health Care : 9.81%
Health Care Equipment & Supplies : 2.06%
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	5,000,000	5,350,000
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	995,000
Hologic Incorporated 144A	5.25	7-15-2022	555,000	566,100
				6,911,100

Health Care Providers & Services : 3.63%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,000,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	3,700,000	3,811,000
HCA Incorporated	5.38	2-1-2025	3,500,000	3,456,250
HealthSouth Corporation	5.13	3-15-2023	2,000,000	1,915,000
				12,182,250

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 2.09%
Quintiles Transnational Corporation 144A	4.88%	5-15-2023	$7,000,000	$7,035,000

Pharmaceuticals : 2.03%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,900,000	1,672,000
Endo Finance LLC / Endo Limited / Endo Finco Incorporated 144A	6.00	2-1-2025	700,000	689,500
Horizon Pharma plc 144A	6.63	5-1-2023	5,000,000	4,450,000
				6,811,500

Industrials : 11.59%
Aerospace & Defense : 6.49%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	10,000,000	10,150,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,555,000
Orbital ATK Incorporated 144A	5.50	10-1-2023	6,000,000	6,090,000
				21,795,000

Commercial Services & Supplies : 2.75%
Berry Plastics Corporation 144A	6.00	10-15-2022	5,100,000	5,189,250
Clean Harbors Incorporated	5.13	6-1-2021	4,000,000	4,050,000
				9,239,250

Machinery : 2.35%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,188,300
Oshkosh Corporation	5.38	3-1-2022	3,100,000	3,100,000
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,601,500
				7,889,800

Information Technology : 9.83%
Communications Equipment : 3.25%
CommScope Incorporated 144A	5.50	6-15-2024	11,479,000	10,905,050

Electronic Equipment, Instruments & Components : 2.86%
Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,000,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,760,000
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	3,850,000
				9,610,000

IT Services : 1.79%
Neustar Incorporated «	4.50	1-15-2023	7,500,000	6,007,500

Semiconductors & Semiconductor Equipment : 1.93%
Micron Technology Incorporated 144A	5.25	8-1-2023	2,600,000	2,333,500
Micron Technology Incorporated	5.50	2-1-2025	4,750,000	4,132,500
				6,466,000

Materials : 18.80%
Chemicals : 12.31%
A. Schulman Incorporated 144A	6.88	6-1-2023	4,000,000	3,830,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,125,000	3,078,125
Huntsman International LLC «	4.88	11-15-2020	1,100,000	1,003,750
Kraton Polymers LLC	6.75	3-1-2019	10,250,000	10,301,250
Olin Corporation	5.50	8-15-2022	8,500,000	8,075,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	11,100,000	8,769,000
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	6,000,000	6,255,000
				41,312,125

Containers & Packaging : 3.59%
Ball Corporation	5.00	3-15-2022	2,500,000	2,550,000

4

Wells Fargo Diversified lncome Builder Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Berry Plastics Corporation		5.13%	7-15-2023	$2,500,000	$2,431,250
Greif Incorporated		7.75	8-1-2019	1,200,000	1,326,000
Sealed Air Corporation 144A		5.25	4-1-2023	5,150,000	5,253,000
Sealed Air Corporation 144A		5.50	9-15-2025	500,000	510,000
					12,070,250

Metals & Mining : 2.90%
Commercial Metals Company		4.88	5-15-2023	2,000,000	1,660,000
Tronox Finance LLC		6.38	8-15-2020	13,400,000	8,064,120
					9,724,120

Total Corporate Bonds and Notes (Cost $240,513,968)					225,204,878

Yankee Corporate Bonds and Notes : 7.15%
Health Care : 1.28%
Pharmaceuticals : 1.28%
Mallinckrodt plc 144A		5.50	4-15-2025	4,655,000	4,282,600

Industrials : 3.08%
Electrical Equipment : 3.08%
Sensata Technologies BV 144A		4.88	10-15-2023	6,700,000	6,515,750
Sensata Technologies BV 144A		5.63	11-1-2024	3,750,000	3,834,375
					10,350,125

Information Technology : 2.79%
Technology Hardware, Storage & Peripherals : 2.79%
Seagate HDD (Cayman)		4.75	6-1-2023	8,500,000	7,440,628
Seagate HDD (Cayman) 144A		4.88	6-1-2027	2,500,000	1,919,562
					9,360,190

Total Yankee Corporate Bonds and Notes (Cost $25,771,140)					23,992,915

		Yield		Shares
Short-Term Investments : 1.91%
Investment Companies : 1.91%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39		3,051,230	3,051,230
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33		3,353,808	3,353,808
Total Short-Term Investments (Cost $6,405,038)					6,405,038

Total investments in securities (Cost $352,307,420)*	100.50%				337,397,281
Other assets and liabilities, net	(0.50)				(1,690,854)

Total net assets	100.00%				$335,706,427

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $352,310,106 and unrealized gains (losses) consists of:

5

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Diversified Income Builder Fund

Gross unrealized gains	$7,603,549
Gross unrealized losses	(22,516,374)

Net unrealized losses	$(14,912,825)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$10,311,200	$0	$0	$10,311,200
Consumer staples	5,841,200	0	0	5,841,200
Energy	4,145,500	0	0	4,145,500
Financials	3,068,020	0	0	3,068,020
Health care	16,002,030	0	0	16,002,030
Industrials	9,778,150	0	0	9,778,150
Information technology	8,786,230	0	0	8,786,230
Utilities	23,862,120	0	0	23,862,120
Corporate bonds and notes	0	225,204,878	0	225,204,878
Yankee corporate bonds and notes	0	23,992,915	0	23,992,915
Short-term investments
Investment companies	3,353,808	3,051,230	0	6,405,038

Total assets	$85,148,258	$252,249,023	$0	$337,397,281

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.45%
Consumer Discretionary : 19.57%
Auto Components : 2.01%
Delphi Automotive plc	152,785	$13,098,258

Automobiles : 0.51%
Tesla Motors Incorporated «†	13,700	3,288,137

Diversified Consumer Services : 3.07%
ServiceMaster Global Holdings Incorporated†	508,898	19,969,158

Hotels, Restaurants & Leisure : 5.24%
Aramark	321,359	10,363,828
Chipotle Mexican Grill Incorporated†	5,920	2,840,712
Dave & Buster Entertainment Incorporated†	233,192	9,733,434
Vail Resorts Incorporated	87,417	11,188,502
		34,126,476

Household Durables : 0.96%
Harman International Industries Incorporated	66,100	6,227,281

Media : 1.51%
Cinemark Holdings Incorporated	293,400	9,808,362

Specialty Retail : 5.01%
Lithia Motors Incorporated Class A	65,500	6,986,885
O’Reilly Automotive Incorporated†	50,000	12,671,000
The Michaels Companies Incorporated†	302,700	6,692,697
ULTA Salon, Cosmetics and Fragrance Incorporated†	33,900	6,271,500
		32,622,082

Textiles, Apparel & Luxury Goods : 1.26%
Columbia Sportswear Company	69,681	3,397,646
Under Armour Incorporated Class A†	59,900	4,828,539
		8,226,185

Consumer Staples : 6.60%
Beverages : 4.70%
Constellation Brands Incorporated Class A	110,700	15,768,108
Dr Pepper Snapple Group Incorporated	88,500	8,248,200
Monster Beverage Corporation†	44,100	6,569,136
		30,585,444

Food & Staples Retailing : 1.90%
The Kroger Company	295,600	12,364,948

Energy : 0.71%
Oil, Gas & Consumable Fuels : 0.71%
Diamondback Energy Incorporated†	69,400	4,642,860

Financials : 9.89%
Capital Markets : 2.80%
Raymond James Financial Incorporated	119,700	6,939,009

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Capital Markets (continued)
SEI Investments Company	214,800	$11,255,520
		18,194,529

Diversified Financial Services : 5.24%
Intercontinental Exchange Incorporated	54,405	13,941,825
McGraw Hill Financial Incorporated	204,841	20,193,226
		34,135,051

Real Estate Management & Development : 1.85%
CBRE Group Incorporated Class A†	348,015	12,034,359

Health Care : 12.41%
Biotechnology : 3.37%
BioMarin Pharmaceutical Incorporated†	77,293	8,097,215
Incyte Corporation†	80,400	8,719,380
Vertex Pharmaceuticals Incorporated†	40,700	5,121,281
		21,937,876

Health Care Equipment & Supplies : 4.63%
Alere Incorporated†	247,701	9,682,632
Align Technology Incorporated†	128,200	8,441,970
Edwards Lifesciences Corporation†	152,200	12,020,756
		30,145,358

Health Care Providers & Services : 2.29%
Envision Healthcare Holdings Incorporated†	194,134	5,041,660
VCA Incorporated†	179,200	9,856,000
		14,897,660

Pharmaceuticals : 2.12%
Zoetis Incorporated	288,500	13,824,920

Industrials : 16.70%
Aerospace & Defense : 1.35%
Orbital ATK Incorporated	98,100	8,764,254

Airlines : 1.74%
Delta Air Lines Incorporated	223,200	11,314,008

Building Products : 1.69%
Allegion plc	167,200	11,021,824

Commercial Services & Supplies : 1.83%
KAR Auction Services Incorporated	320,979	11,885,852

Electrical Equipment : 1.34%
Acuity Brands Incorporated	37,400	8,744,120

Industrial Conglomerates : 1.61%
Carlisle Companies Incorporated	118,133	10,477,216

Machinery : 1.94%
WABCO Holdings Incorporated†	50,700	5,184,582
Wabtec Corporation	105,000	7,467,600
		12,652,182

2

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Professional Services : 2.12%
Verisk Analytics Incorporated†	179,500	$13,799,960

Road & Rail : 0.82%
Old Dominion Freight Line Incorporated†	90,700	5,357,649

Trading Companies & Distributors : 2.26%
Air Lease Corporation	230,800	7,727,184
HD Supply Holdings Incorporated†	232,001	6,966,990
		14,694,174

Information Technology : 25.25%
Communications Equipment : 2.60%
Harris Corporation	75,000	6,517,500
Palo Alto Networks Incorporated†	59,091	10,408,289
		16,925,789

Internet Software & Services : 5.44%
Akamai Technologies Incorporated†	182,700	9,615,501
CoStar Group Incorporated†	71,443	14,766,554
LinkedIn Corporation Class A†	48,900	11,006,412
		35,388,467

IT Services : 6.28%
Alliance Data Systems Corporation†	56,550	15,640,034
EPAM Systems Incorporated†	104,019	8,177,974
Vantiv Incorporated Class A†	182,281	8,643,765
WEX Incorporated†	95,600	8,451,040
		40,912,813

Semiconductors & Semiconductor Equipment : 1.72%
Avago Technologies Limited	45,800	6,647,870
NXP Semiconductors NV†	54,300	4,574,775
		11,222,645

Software : 9.21%
CyberArk Software Limited «†	132,000	5,958,480
Electronic Arts Incorporated†	187,900	12,912,488
Paycom Software Incorporated†	283,800	10,679,394
ServiceNow Incorporated†	129,250	11,187,880
Tableau Software Incorporated Class A†	132,479	12,482,171
Workday Incorporated Class A†	84,500	6,732,960
		59,953,373

Materials : 4.16%
Chemicals : 2.96%
Axalta Coating Systems Limited†	271,452	7,234,196
The Sherwin-Williams Company	46,400	12,045,440
		19,279,636

Construction Materials : 1.20%
Vulcan Materials Company	81,900	7,778,043

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Enterprise Fund

Security name			Shares	Value
Telecommunication Services : 4.16%
Diversified Telecommunication Services : 2.07%
Zayo Group Holdings Incorporated†			506,500	$13,467,835

Wireless Telecommunication Services : 2.09%
SBA Communications Corporation Class A†			129,480	13,604,461

Total Common Stocks (Cost $555,548,362)				647,373,245

		Yield
Short-Term Investments : 2.11%
Investment Companies : 2.11%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	9,160,725	9,160,725
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	4,579,712	4,579,712
Total Short-Term Investments (Cost $13,740,437)				13,740,437

Total investments in securities (Cost $569,288,799)*	101.56%			661,113,682
Other assets and liabilities, net	(1.56)			(10,154,088)

Total net assets	100.00%			$650,959,594

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $570,193,949 and unrealized gains (losses) consists of:

Gross unrealized gains	$108,302,259
Gross unrealized losses	(17,382,526)

Net unrealized gains	$90,919,733

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$127,365,939	$0	$0	$127,365,939
Consumer staples	42,950,392	0	0	42,950,392
Energy	4,642,860	0	0	4,642,860
Financials	64,363,939	0	0	64,363,939
Health care	80,805,814	0	0	80,805,814
Industrials	108,711,239	0	0	108,711,239
Information technology	164,403,087	0	0	164,403,087
Materials	27,057,679	0	0	27,057,679
Telecommunication services	27,072,296	0	0	27,072,296
Short-term investments
Investment companies	4,579,712	9,160,725	0	13,740,437

Total assets	$651,952,957	$9,160,725	$0	$661,113,682

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$75,600	$91,018
Total Agency Securities (Cost $78,464)				91,018

			Shares
Common Stocks : 58.85%
Consumer Discretionary : 7.59%
Auto Components : 0.23%
BorgWarner Incorporated			6,982	301,832
Delphi Automotive plc			8,727	748,166
Johnson Controls Incorporated			20,178	796,829
The Goodyear Tire & Rubber Company			8,378	273,709
				2,120,536

Automobiles : 0.37%
Ford Motor Company			121,455	1,711,301
General Motors Company			44,126	1,500,725
Harley-Davidson Incorporated			5,979	271,387
				3,483,413

Distributors : 0.04%
Genuine Parts Company			4,696	403,339

Diversified Consumer Services : 0.03%
H&R Block Incorporated			7,347	244,729

Hotels, Restaurants & Leisure : 1.09%
Carnival Corporation			14,341	781,298
Chipotle Mexican Grill Incorporated†			974	467,374
Darden Restaurants Incorporated			3,592	228,595
Marriott International Incorporated Class A			6,007	402,709
McDonald’s Corporation			28,614	3,380,458
Royal Caribbean Cruises Limited			5,350	541,358
Starbucks Corporation			46,266	2,777,348
Starwood Hotels & Resorts Worldwide Incorporated			5,259	364,344
Wyndham Worldwide Corporation			3,620	262,993
Wynn Resorts Limited «			2,534	175,327
Yum! Brands Incorporated			13,440	981,792
				10,363,596

Household Durables : 0.25%
D.R. Horton Incorporated			10,225	327,507
Garmin Limited			3,676	136,637
Harman International Industries Incorporated			2,213	208,487
Leggett & Platt Incorporated			4,239	178,123
Lennar Corporation Class A			5,579	272,869
Mohawk Industries Incorporated†			1,982	375,371
Newell Rubbermaid Incorporated			8,322	366,834
PulteGroup Incorporated			9,898	176,382
Whirlpool Corporation			2,438	358,069
				2,400,279

Internet & Catalog Retail : 1.30%
Amazon.com Incorporated†			11,976	8,094,459
Expedia Incorporated			3,665	455,560
Netflix Incorporated†			13,316	1,523,084
The Priceline Group Incorporated†			1,554	1,981,272
TripAdvisor Incorporated†			3,519	299,995
				12,354,370

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.06%
Hasbro Incorporated	3,496	$235,491
Mattel Incorporated	10,574	287,296
		522,787

Media : 1.79%
Cablevision Systems Corporation New York Group Class A	6,937	221,290
CBS Corporation Class B	13,512	636,821
Comcast Corporation Class A	76,084	4,293,420
Discovery Communications Incorporated Class A†	4,656	124,222
Discovery Communications Incorporated Class C†	8,040	202,769
Interpublic Group of Companies Incorporated	12,663	294,795
News Corporation Class A	11,891	158,864
News Corporation Class B	3,361	46,920
Omnicom Group Incorporated	7,550	571,233
Scripps Networks Interactive Incorporated Class A	2,951	162,925
Tegna Incorporated	6,908	176,292
The Walt Disney Company	47,391	4,979,846
Time Warner Cable Incorporated	8,822	1,637,275
Time Warner Incorporated	24,909	1,610,865
Twenty-First Century Fox Incorporated Class A	36,480	990,797
Twenty-First Century Fox Incorporated Class B	13,434	365,808
Viacom Incorporated Class B	10,815	445,145
		16,919,287

Multiline Retail : 0.36%
Dollar General Corporation	9,065	651,502
Dollar Tree Incorporated†	7,313	564,710
Kohl’s Corporation	5,912	281,589
Macy’s Incorporated	9,797	342,699
Nordstrom Incorporated «	4,239	211,145
Target Corporation	19,194	1,393,676
		3,445,321

Specialty Retail : 1.54%
Advance Auto Parts Incorporated	2,280	343,163
AutoNation Incorporated†	2,376	141,752
AutoZone Incorporated†	951	705,556
Bed Bath & Beyond Incorporated†	5,202	250,997
Best Buy Company Incorporated	9,290	282,881
CarMax Incorporated†	6,311	340,605
GameStop Corporation Class A «	3,288	92,196
L Brands Incorporated	7,939	760,715
Lowe’s Companies Incorporated	28,512	2,168,052
O’Reilly Automotive Incorporated†	3,074	779,013
Ross Stores Incorporated	12,618	678,975
Signet Jewelers Limited	2,478	306,504
Staples Incorporated	20,055	189,921
The Gap Incorporated «	7,139	176,333
The Home Depot Incorporated	39,509	5,225,065
The TJX Companies Incorporated	20,860	1,479,183
Tiffany & Company	3,474	265,031
Tractor Supply Company	4,183	357,647
Urban Outfitters Incorporated†	2,703	61,493
		14,605,082

Textiles, Apparel & Luxury Goods : 0.53%
Coach Incorporated	8,648	283,049
Fossil Group Incorporated «†	1,289	47,126
HanesBrands Incorporated	12,206	359,223
Michael Kors Holdings Limited†	5,737	229,824
Nike Incorporated Class B	42,048	2,628,000
PVH Corporation	2,573	189,501
Ralph Lauren Corporation	1,830	204,008
Under Armour Incorporated Class A «†	5,613	452,464

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	10,624	$661,344
		5,054,539

Consumer Staples : 5.92%
Beverages : 1.36%
Brown-Forman Corporation Class B	3,164	314,122
Coca-Cola Enterprises Incorporated	6,509	320,503
Constellation Brands Incorporated Class A	5,394	768,321
Dr Pepper Snapple Group Incorporated	5,883	548,296
Molson Coors Brewing Company Class B	4,910	461,147
Monster Beverage Corporation†	4,673	696,090
PepsiCo Incorporated	45,392	4,535,569
The Coca-Cola Company	121,962	5,239,488
		12,883,536

Food & Staples Retailing : 1.39%
Costco Wholesale Corporation	13,631	2,201,407
CVS Health Corporation	34,503	3,373,358
Sysco Corporation	16,356	670,596
The Kroger Company	30,331	1,268,746
Wal-Mart Stores Incorporated	48,889	2,996,896
Walgreens Boots Alliance Incorporated	27,139	2,311,022
Whole Foods Market Incorporated	10,635	356,273
		13,178,298

Food Products : 1.01%
Archer Daniels Midland Company	18,591	681,918
Campbell Soup Company	5,597	294,122
ConAgra Foods Incorporated	13,490	568,738
General Mills Incorporated	18,625	1,073,918
Hormel Foods Corporation	4,205	332,531
Kellogg Company	7,950	574,547
Keurig Green Mountain Incorporated «	3,620	325,728
McCormick & Company Incorporated	3,626	310,241
Mead Johnson Nutrition Company	6,142	484,911
Mondelez International Incorporated Class A	49,519	2,220,432
The Hershey Company	4,476	399,573
The J.M. Smucker Company	3,727	459,688
The Kraft Heinz Company	18,530	1,348,243
Tyson Foods Incorporated Class A	9,211	491,223
		9,565,813

Household Products : 1.15%
Church & Dwight Company Incorporated	4,088	346,989
Colgate-Palmolive Company	27,950	1,862,029
Kimberly-Clark Corporation	11,311	1,439,890
The Clorox Company	4,020	509,857
The Procter & Gamble Company	84,773	6,731,824
		10,890,589

Personal Products : 0.06%
The Estee Lauder Companies Incorporated Class A	6,936	610,784

Tobacco : 0.95%
Altria Group Incorporated	61,097	3,556,456
Philip Morris International	48,276	4,243,943
Reynolds American Incorporated	25,827	1,191,916
		8,992,315

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Energy : 3.82%
Energy Equipment & Services : 0.60%
Baker Hughes Incorporated	13,586	$626,994
Cameron International Corporation†	5,957	376,482
Diamond Offshore Drilling Incorporated «	2,010	42,411
Ensco plc Class A	7,336	112,901
FMC Technologies Incorporated†	7,105	206,116
Halliburton Company	26,666	907,711
Helmerich & Payne Incorporated «	3,361	179,982
National Oilwell Varco Incorporated	11,705	392,000
Schlumberger Limited	39,295	2,740,826
Transocean Limited «	10,652	131,872
		5,717,295

Oil, Gas & Consumable Fuels : 3.22%
Anadarko Petroleum Corporation	15,832	769,119
Apache Corporation	11,779	523,812
Cabot Oil & Gas Corporation	12,893	228,077
Chesapeake Energy Corporation «	16,125	72,563
Chevron Corporation	58,642	5,275,434
Cimarex Energy Company	2,944	263,135
Columbia Pipeline Group Incorporated	12,123	242,460
ConocoPhillips	38,473	1,796,304
CONSOL Energy Incorporated «	7,139	56,398
Devon Energy Corporation	12,038	385,216
EOG Resources Incorporated	17,127	1,212,420
EQT Corporation	4,752	247,722
Exxon Mobil Corporation	129,716	10,111,362
Hess Corporation	7,488	363,018
Kinder Morgan Incorporated	57,019	850,723
Marathon Oil Corporation	21,102	265,674
Marathon Petroleum Corporation	16,609	861,011
Murphy Oil Corporation	5,039	113,126
Newfield Exploration Company†	5,039	164,070
Noble Energy Incorporated	13,260	436,652
Occidental Petroleum Corporation	23,800	1,609,118
ONEOK Incorporated	6,520	160,783
Phillips 66	14,791	1,209,904
Pioneer Natural Resources Company	4,656	583,769
Range Resources Corporation «	5,275	129,818
Southwestern Energy Company «†	11,976	85,149
Spectra Energy Corporation	20,922	500,873
Tesoro Corporation	3,750	395,138
The Williams Companies Incorporated	21,260	546,382
Valero Energy Corporation	15,005	1,061,004
		30,520,234

Financials : 9.69%
Banks : 3.55%
Bank of America Corporation	324,453	5,460,544
BB&T Corporation	24,306	919,010
Citigroup Incorporated	92,823	4,803,590
Comerica Incorporated	5,506	230,316
Fifth Third Bancorp	24,751	497,495
Huntington Bancshares Incorporated	24,824	274,553
JPMorgan Chase & Company	114,704	7,573,905
KeyCorp	26,029	343,323
M&T Bank Corporation	4,982	603,719
People’s United Financial Incorporated	9,667	156,122
PNC Financial Services Group Incorporated	15,821	1,507,900
Regions Financial Corporation	40,680	390,528
SunTrust Banks Incorporated	15,877	680,171
US Bancorp	51,231	2,186,027
Wells Fargo & Company (l)	144,833	7,873,122

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Zions Bancorporation	6,367	$173,819
		33,674,144

Capital Markets : 1.24%
Affiliated Managers Group Incorporated†	1,683	268,876
Ameriprise Financial Incorporated	5,428	577,648
Bank of New York Mellon Corporation	34,058	1,403,871
BlackRock Incorporated	3,935	1,339,946
Charles Schwab Corporation	37,330	1,229,277
E*TRADE Financial Corporation†	9,126	270,495
Franklin Resources Incorporated	11,807	434,734
Goldman Sachs Group Incorporated	12,358	2,227,282
Invesco Limited	13,208	442,204
Legg Mason Incorporated	3,356	131,656
Morgan Stanley	47,059	1,496,947
Northern Trust Corporation	6,773	488,266
State Street Corporation	12,572	834,278
T. Rowe Price Group Incorporated	7,826	559,481
		11,704,961

Consumer Finance : 0.49%
American Express Company	26,069	1,813,099
Capital One Financial Corporation	16,575	1,196,384
Discover Financial Services	13,321	714,272
Navient Corporation	11,288	129,248
Synchrony Financial†	24,627	748,907
		4,601,910

Diversified Financial Services : 1.20%
Berkshire Hathaway Incorporated Class B†	58,377	7,708,099
CME Group Incorporated	10,540	954,924
Intercontinental Exchange Incorporated	3,706	949,700
Leucadia National Corporation	10,387	180,630
McGraw Hill Financial Incorporated	8,423	830,339
Moody’s Corporation	5,360	537,822
The NASDAQ OMX Group Incorporated	3,581	208,307
		11,369,821

Insurance : 1.59%
ACE Limited	10,101	1,180,302
AFLAC Incorporated	13,298	796,550
American International Group Incorporated	38,546	2,388,696
Aon plc	8,535	787,012
Assurant Incorporated	2,050	165,107
Cincinnati Financial Corporation	4,594	271,827
Lincoln National Corporation	7,713	387,655
Loews Corporation	8,721	334,886
Marsh & McLennan Companies Incorporated	16,255	901,340
MetLife Incorporated	34,639	1,669,946
Principal Financial Group Incorporated	8,484	381,610
Prudential Financial Incorporated	13,992	1,139,089
The Allstate Corporation	12,066	749,178
The Chubb Corporation	7,077	938,693
The Hartford Financial Services Group Incorporated	12,764	554,723
The Progressive Corporation	18,214	579,205
The Travelers Companies Incorporated	9,481	1,070,026
Torchmark Corporation	3,575	204,347
Unum Group	7,583	252,438
XL Group plc	9,278	363,512
		15,116,142

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A†	9,059	$313,260

REITs : 1.59%
American Tower Corporation	13,197	1,279,449
Apartment Investment & Management Company Class A	4,876	195,186
AvalonBay Communities Incorporated	4,268	785,867
Boston Properties Incorporated	4,786	610,406
Crown Castle International Corporation	10,399	898,994
Equinix Incorporated	1,931	583,934
Equity Residential	11,351	926,128
Essex Property Trust Incorporated	2,055	491,988
General Growth Properties Incorporated	18,141	493,617
HCP Incorporated	14,492	554,174
Host Hotels & Resorts Incorporated	23,423	359,309
Iron Mountain Incorporated	5,985	161,655
Kimco Realty Corporation	12,877	340,725
Plum Creek Timber Company	5,410	258,165
Prologis Incorporated	16,339	701,270
Public Storage Incorporated	4,588	1,136,448
Realty Income Corporation	7,775	401,423
Simon Property Group Incorporated	9,639	1,874,207
SL Green Realty Corporation	3,108	351,142
The Macerich Company	4,194	338,414
Ventas Incorporated	10,376	585,518
Vornado Realty Trust	5,523	552,079
Welltower Incorporated	11,024	749,963
Weyerhaeuser Company	15,906	476,862
		15,106,923

Health Care : 8.92%
Biotechnology : 2.19%
AbbVie Incorporated	50,938	3,017,567
Alexion Pharmaceuticals Incorporated†	7,020	1,339,065
Amgen Incorporated	23,507	3,815,891
Baxalta Incorporated	16,913	660,114
Biogen Incorporated†	6,948	2,128,520
Celgene Corporation†	24,481	2,931,845
Gilead Sciences Incorporated	44,908	4,544,241
Regeneron Pharmaceuticals Incorporated†	2,421	1,314,288
Vertex Pharmaceuticals Incorporated†	7,657	963,480
		20,715,011

Health Care Equipment & Supplies : 1.27%
Abbott Laboratories	46,480	2,087,417
Baxter International Incorporated	17,043	650,190
Becton Dickinson & Company	6,565	1,011,601
Boston Scientific Corporation†	41,913	772,876
C.R. Bard Incorporated	2,303	436,280
DENTSPLY International Incorporated	4,358	265,184
Edwards Lifesciences Corporation†	6,723	530,983
Intuitive Surgical Incorporated†	1,165	636,276
Medtronic plc	43,816	3,370,327
St. Jude Medical Incorporated	8,806	543,947
Stryker Corporation	9,842	914,715
Varian Medical Systems Incorporated†	3,018	243,854
Zimmer Holdings Incorporated	5,331	546,907
		12,010,557

Health Care Providers & Services : 1.61%
Aetna Incorporated	10,866	1,174,832
AmerisourceBergen Corporation	6,086	631,179
Anthem Incorporated	8,135	1,134,344
Cardinal Health Incorporated	10,252	915,196
Cigna Corporation	8,029	1,174,884

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners Incorporated†	5,191	$361,865
Express Scripts Holding Company†	21,075	1,842,166
HCA Holdings Incorporated†	9,779	661,354
Henry Schein Incorporated†	2,584	408,763
Humana Incorporated	4,617	824,181
Laboratory Corporation of America Holdings†	3,153	389,837
McKesson Corporation	7,167	1,413,547
Patterson Companies Incorporated	2,601	117,591
Quest Diagnostics Incorporated	4,464	317,569
Tenet Healthcare Corporation†	3,108	94,172
UnitedHealth Group Incorporated	29,700	3,493,908
Universal Health Services Incorporated Class B	2,843	339,710
		15,295,098

Health Care Technology : 0.06%
Cerner Corporation†	9,486	570,773

Life Sciences Tools & Services : 0.38%
Agilent Technologies Incorporated	10,326	431,730
Illumina Incorporated†	4,561	875,461
PerkinElmer Incorporated	3,485	186,691
Thermo Fisher Scientific Incorporated	12,438	1,764,330
Waters Corporation†	2,545	342,506
		3,600,718

Pharmaceuticals : 3.41%
Allergan plc†	12,280	3,837,500
Bristol-Myers Squibb Company	51,986	3,576,117
Eli Lilly & Company	30,410	2,562,347
Endo International plc†	6,486	397,073
Johnson & Johnson	86,220	8,856,518
Mallinckrodt plc†	3,615	269,787
Merck & Company Incorporated	87,047	4,597,823
Mylan NV†	12,871	695,935
Perrigo Company plc	4,561	659,977
Pfizer Incorporated	192,350	6,209,058
Zoetis Incorporated	14,273	683,962
		32,346,097

Industrials : 5.91%
Aerospace & Defense : 1.59%
General Dynamics Corporation	9,261	1,272,091
Honeywell International Incorporated	24,013	2,487,026
L-3 Communications Holdings Incorporated	2,444	292,082
Lockheed Martin Corporation	8,236	1,788,447
Northrop Grumman Corporation	5,680	1,072,441
Precision Castparts Corporation	4,284	993,931
Raytheon Company	9,380	1,168,091
Rockwell Collins Incorporated	4,093	377,784
Textron Incorporated	8,529	358,303
The Boeing Company	19,622	2,837,145
United Technologies Corporation	25,703	2,469,287
		15,116,628

Air Freight & Logistics : 0.41%
C.H. Robinson Worldwide Incorporated	4,476	277,602
Expeditors International of Washington Incorporated	5,811	262,076
FedEx Corporation	8,180	1,218,738
United Parcel Service Incorporated Class B	21,694	2,087,614
		3,846,030

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Airlines : 0.38%
American Airlines Group Incorporated	19,638	$831,669
Delta Air Lines Incorporated	24,504	1,242,108
Southwest Airlines Company	20,263	872,525
United Continental Holdings Incorporated†	11,614	665,482
		3,611,784

Building Products : 0.05%
Allegion plc	2,989	197,035
Masco Corporation	10,483	296,669
		493,704

Commercial Services & Supplies : 0.24%
Cintas Corporation	2,725	248,111
Pitney Bowes Incorporated	6,137	126,729
Republic Services Incorporated	7,466	328,429
Stericycle Incorporated†	2,647	319,228
The ADT Corporation	5,140	169,517
Tyco International plc	13,175	420,151
Waste Management Incorporated	12,938	690,501
		2,302,666

Construction & Engineering : 0.05%
Fluor Corporation	4,414	208,429
Jacobs Engineering Group Incorporated†	3,818	160,165
Quanta Services Incorporated†	4,977	100,784
		469,378

Electrical Equipment : 0.27%
AMETEK Incorporated	7,409	397,048
Eaton Corporation plc	14,419	750,365
Emerson Electric Company	20,393	975,397
Rockwell Automation Incorporated	4,115	422,240
		2,545,050

Industrial Conglomerates : 1.52%
3M Company	19,182	2,889,576
Danaher Corporation	18,575	1,725,246
General Electric Company	294,088	9,160,841
Roper Industries Incorporated	3,142	596,320
		14,371,983

Machinery : 0.69%
Caterpillar Incorporated	18,141	1,232,862
Cummins Incorporated	5,118	450,435
Deere & Company	9,712	740,734
Dover Corporation	4,831	296,189
Flowserve Corporation	4,077	171,560
Illinois Tool Works Incorporated	10,191	944,502
Ingersoll-Rand plc	8,135	449,784
Paccar Incorporated	11,013	522,016
Parker-Hannifin Corporation	4,239	411,098
Pentair plc	5,619	278,309
Snap-on Incorporated	1,807	309,774
Stanley Black & Decker Incorporated	4,667	498,109
Xylem Incorporated	5,590	204,035
		6,509,407

Professional Services : 0.17%
Dun & Bradstreet Corporation	1,126	117,025
Equifax Incorporated	3,694	411,401

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Nielsen Holdings plc	11,344	$528,630
Robert Half International Incorporated	4,133	194,830
Verisk Analytics Incorporated†	4,859	373,560
		1,625,446

Road & Rail : 0.44%
CSX Corporation	30,375	788,231
J.B. Hunt Transport Services Incorporated	2,821	206,949
Kansas City Southern	3,401	253,953
Norfolk Southern Corporation	9,301	786,772
Ryder System Incorporated	1,667	94,736
Union Pacific Corporation	26,614	2,081,215
		4,211,856

Trading Companies & Distributors : 0.10%
Fastenal Company «	9,025	368,401
United Rentals Incorporated†	2,894	209,931
W.W. Grainger Incorporated «	1,802	365,067
		943,399

Information Technology : 12.18%
Communications Equipment : 0.83%
Cisco Systems Incorporated	158,172	4,295,161
F5 Networks Incorporated†	2,190	212,342
Harris Corporation	3,879	337,085
Juniper Networks Incorporated	11,063	305,339
Motorola Solutions Incorporated	5,005	342,592
QUALCOMM Incorporated	46,835	2,341,047
		7,833,566

Electronic Equipment, Instruments & Components : 0.22%
Amphenol Corporation Class A	9,605	501,669
Corning Incorporated	36,863	673,856
FLIR Systems Incorporated	4,302	120,757
TE Connectivity Limited	12,038	777,775
		2,074,057

Internet Software & Services : 2.52%
Akamai Technologies Incorporated†	5,545	291,833
Alphabet Incorporated Class A†	9,076	7,061,219
Alphabet Incorporated Class C†	9,256	7,024,193
eBay Incorporated	34,418	945,807
Facebook Incorporated Class A†	70,747	7,404,381
VeriSign Incorporated†	3,057	267,060
Yahoo! Incorporated†	27,071	900,381
		23,894,874

IT Services : 2.16%
Accenture plc Class A	19,470	2,034,615
Alliance Data Systems Corporation†	1,903	526,313
Automatic Data Processing Incorporated	14,368	1,217,257
Cognizant Technology Solutions Corporation Class A†	18,946	1,137,139
CSRA Incorporated	4,290	128,700
Fidelity National Information Services Incorporated	8,642	523,705
Fiserv Incorporated†	7,122	651,378
International Business Machines Corporation	27,808	3,826,937
MasterCard Incorporated Class A	30,854	3,003,945
Paychex Incorporated	9,999	528,847
PayPal Holdings Incorporated†	34,644	1,254,113

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
IT Services (continued)
Teradata Corporation†	4,144	$109,484
The Western Union Company	15,742	281,939
Total System Services Incorporated	5,275	262,695
Visa Incorporated Class A	60,651	4,703,485
Xerox Corporation	29,655	315,233
		20,505,785

Semiconductors & Semiconductor Equipment : 1.45%
Analog Devices Incorporated	9,723	537,876
Applied Materials Incorporated	35,804	668,461
Avago Technologies Limited	8,169	1,185,730
Broadcom Corporation Class A	17,483	1,010,867
First Solar Incorporated†	2,359	155,670
Intel Corporation	147,046	5,065,735
KLA-Tencor Corporation	4,859	336,972
Lam Research Corporation	4,937	392,097
Linear Technology Corporation	7,448	316,317
Microchip Technology Incorporated «	6,328	294,505
Micron Technology Incorporated†	33,833	479,075
NVIDIA Corporation	15,929	525,020
Qorvo Incorporated†	4,403	224,113
Skyworks Solutions Incorporated	5,957	457,676
Texas Instruments Incorporated	31,609	1,732,489
Xilinx Incorporated	8,006	376,042
		13,758,645

Software : 2.59%
Activision Blizzard Incorporated	15,720	608,521
Adobe Systems Incorporated†	15,540	1,459,828
Autodesk Incorporated†	7,049	429,496
CA Incorporated	9,707	277,232
Citrix Systems Incorporated†	4,791	362,439
Electronic Arts Incorporated†	9,684	665,484
Intuit Incorporated	8,225	793,713
Microsoft Corporation	248,902	13,809,083
Oracle Corporation	99,761	3,644,269
Red Hat Incorporated†	5,698	471,851
Salesforce.com Incorporated†	19,447	1,524,645
Symantec Corporation	21,046	441,966
		24,488,527

Technology Hardware, Storage & Peripherals : 2.41%
Apple Incorporated	173,728	18,286,609
EMC Corporation	60,415	1,551,457
Hewlett Packard Enterprise Company	56,035	851,732
HP Incorporated	56,287	666,438
NetApp Incorporated	9,110	241,688
SanDisk Corporation	6,255	475,317
Seagate Technology plc «	9,317	341,561
Western Digital Corporation	7,218	433,441
		22,848,243

Materials : 1.63%
Chemicals : 1.24%
Air Products & Chemicals Incorporated	6,041	785,995
Airgas Incorporated	2,021	279,545
CF Industries Holdings Incorporated	7,263	296,403
E.I. du Pont de Nemours & Company	27,308	1,818,713
Eastman Chemical Company	4,628	312,436
Ecolab Incorporated	8,282	947,295
FMC Corporation	4,160	162,781
International Flavors & Fragrances Incorporated	2,500	299,100
LyondellBasell Industries NV Class A	11,204	973,628

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Monsanto Company	13,704	$1,350,118
PPG Industries Incorporated	8,389	829,001
Praxair Incorporated	8,873	908,595
The Dow Chemical Company	35,038	1,803,756
The Mosaic Company	10,450	288,316
The Sherwin-Williams Company	2,466	640,174
		11,695,856

Construction Materials : 0.07%
Martin Marietta Materials Incorporated	2,061	281,491
Vulcan Materials Company	4,155	394,600
		676,091

Containers & Packaging : 0.13%
Avery Dennison Corporation	2,838	177,829
Ball Corporation	4,245	308,739
Owens-Illinois Incorporated†	5,011	87,292
Sealed Air Corporation	6,153	274,424
WestRock Company	8,011	365,462
		1,213,746

Metals & Mining : 0.14%
Alcoa Incorporated	40,827	402,962
Freeport-McMoRan Incorporated	36,018	243,842
Newmont Mining Corporation	16,485	296,565
Nucor Corporation	9,959	401,348
		1,344,717

Paper & Forest Products : 0.05%
International Paper Company	12,915	486,896

Telecommunication Services : 1.43%
Diversified Telecommunication Services : 1.43%
AT&T Incorporated	191,696	6,596,259
CenturyLink Incorporated	17,104	430,337
Frontier Communications Corporation	36,402	169,997
Level 3 Communications Incorporated†	8,991	488,751
Verizon Communications Incorporated	126,788	5,860,141
		13,545,485

Utilities : 1.76%
Electric Utilities : 1.02%
American Electric Power Company Incorporated	15,292	891,065
Duke Energy Corporation	21,446	1,531,030
Edison International	10,151	601,041
Entergy Corporation	5,557	379,877
Eversource Energy	9,881	504,623
Exelon Corporation	28,653	795,694
FirstEnergy Corporation	13,181	418,233
NextEra Energy Incorporated	14,352	1,491,029
Pepco Holdings Incorporated	7,905	205,609
Pinnacle West Capital Corporation	3,451	222,520
PPL Corporation	20,933	714,443
The Southern Company	28,321	1,325,140
Xcel Energy Incorporated	15,816	567,953
		9,648,257

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Gas Utilities : 0.03%
AGL Resources Incorporated			3,744	$238,905

Independent Power & Renewable Electricity Producers : 0.03%
AES Corporation			20,967	200,654
NRG Energy Incorporated			9,791	115,240
				315,894

Multi-Utilities : 0.68%
Ameren Corporation			7,561	326,862
CenterPoint Energy Incorporated			13,406	246,134
CMS Energy Corporation			8,631	311,406
Consolidated Edison Incorporated			9,137	587,235
Dominion Resources Incorporated			18,552	1,254,857
DTE Energy Company			5,590	448,262
NiSource Incorporated			9,932	193,773
PG&E Corporation			15,281	812,796
Public Service Enterprise Group Incorporated			15,765	609,948
SCANA Corporation			4,453	269,362
Sempra Energy			7,347	690,691
TECO Energy Incorporated			7,331	195,371
WEC Energy Group Incorporated			9,836	504,685
				6,451,382

Total Common Stocks (Cost $337,029,051)				557,769,814

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.75%	12-25-2034	$21,991	19,102
Total Non-Agency Mortgage-Backed Securities (Cost $21,991)				19,102

		Expiration date	Shares
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC Contingent Value Rights †(a)(i)		1-30-2017	6,765	0
Total Rights (Cost $7,171)				0

		Maturity date	Principal
U.S. Treasury Securities : 38.86%
U.S. Treasury Bond	2.50	2-15-2045	$2,399,000	2,148,050
U.S. Treasury Bond	2.75	8-15-2042	1,210,000	1,154,087
U.S. Treasury Bond	2.75	11-15-2042	1,659,000	1,578,474
U.S. Treasury Bond	2.88	5-15-2043	2,348,000	2,284,562
U.S. Treasury Bond	2.88	8-15-2045	2,389,000	2,315,744
U.S. Treasury Bond	3.00	5-15-2042	800,000	803,264
U.S. Treasury Bond	3.00	11-15-2044	2,388,000	2,374,661
U.S. Treasury Bond	3.00	5-15-2045	2,383,000	2,367,544
U.S. Treasury Bond	3.00	11-15-2045	1,618,000	1,610,091
U.S. Treasury Bond	3.13	11-15-2041	713,000	735,098
U.S. Treasury Bond	3.13	2-15-2042	940,000	968,584
U.S. Treasury Bond	3.13	2-15-2043	1,578,000	1,614,032
U.S. Treasury Bond	3.13	8-15-2044	2,382,000	2,429,619
U.S. Treasury Bond	3.38	5-15-2044	2,384,000	2,553,574
U.S. Treasury Bond	3.50	2-15-2039	653,000	720,910
U.S. Treasury Bond	3.63	8-15-2043	1,942,000	2,182,862
U.S. Treasury Bond	3.63	2-15-2044	2,360,000	2,649,737

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.75%	8-15-2041	$779,000	$893,087
U.S. Treasury Bond	3.75	11-15-2043	2,351,000	2,702,712
U.S. Treasury Bond	3.88	8-15-2040	796,000	928,840
U.S. Treasury Bond	4.25	5-15-2039	575,000	708,997
U.S. Treasury Bond	4.25	11-15-2040	835,000	1,030,354
U.S. Treasury Bond	4.38	2-15-2038	353,000	444,722
U.S. Treasury Bond	4.38	11-15-2039	652,000	818,313
U.S. Treasury Bond	4.38	5-15-2040	932,000	1,170,545
U.S. Treasury Bond	4.38	5-15-2041	720,000	906,927
U.S. Treasury Bond	4.50	2-15-2036	756,000	967,558
U.S. Treasury Bond	4.50	5-15-2038	389,000	498,627
U.S. Treasury Bond	4.50	8-15-2039	635,000	811,212
U.S. Treasury Bond	4.63	2-15-2040	1,132,000	1,471,794
U.S. Treasury Bond	4.75	2-15-2037	264,000	349,399
U.S. Treasury Bond	4.75	2-15-2041	958,000	1,271,126
U.S. Treasury Bond	5.00	5-15-2037	320,000	437,876
U.S. Treasury Bond	5.25	11-15-2028	479,000	625,916
U.S. Treasury Bond	5.25	2-15-2029	349,000	457,271
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,019,580
U.S. Treasury Bond	5.50	8-15-2028	369,000	491,099
U.S. Treasury Bond	6.00	2-15-2026	445,000	594,272
U.S. Treasury Bond	6.13	11-15-2027	525,000	726,960
U.S. Treasury Bond	6.13	8-15-2029	272,000	386,065
U.S. Treasury Bond	6.25	5-15-2030	478,000	693,083
U.S. Treasury Bond	6.38	8-15-2027	224,000	314,724
U.S. Treasury Bond	6.50	11-15-2026	296,000	414,277
U.S. Treasury Bond	6.63	2-15-2027	197,000	279,436
U.S. Treasury Bond	6.75	8-15-2026	221,000	313,245
U.S. Treasury Note	1.38	2-29-2020	1,963,000	1,940,834
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,579,890
U.S. Treasury Note	0.50	1-31-2017	1,452,000	1,446,655
U.S. Treasury Note	0.50	2-28-2017	1,453,000	1,447,147
U.S. Treasury Note	0.50	3-31-2017	1,454,000	1,447,355
U.S. Treasury Note	0.50	4-30-2017	1,456,000	1,448,384
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,700,050
U.S. Treasury Note	0.63	12-31-2016	1,520,000	1,517,454
U.S. Treasury Note	0.63	2-15-2017	1,667,000	1,662,777
U.S. Treasury Note	0.63	5-31-2017	3,382,000	3,367,139
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,432,780
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,393,219
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,413,122
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,158,157
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,949,839
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,730,593
U.S. Treasury Note	0.75	1-15-2017	1,697,000	1,695,502
U.S. Treasury Note	0.75	3-15-2017	1,700,000	1,697,583
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,839,306
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,122,533
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,730,372
U.S. Treasury Note	0.75	2-28-2018	1,638,000	1,624,185
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,409,400
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,337,033
U.S. Treasury Note	0.88	12-31-2016	1,980,000	1,981,297
U.S. Treasury Note	0.88	1-31-2017	1,946,000	1,946,208
U.S. Treasury Note	0.88	2-28-2017	1,911,000	1,911,818
U.S. Treasury Note	0.88	4-15-2017	1,697,000	1,696,672
U.S. Treasury Note	0.88	4-30-2017	1,951,000	1,950,247
U.S. Treasury Note	0.88	5-15-2017	1,620,000	1,619,062
U.S. Treasury Note	0.88	6-15-2017	1,586,000	1,584,344
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,512,537
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,514,710
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,516,539
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,440,097
U.S. Treasury Note	0.88	11-30-2017	1,474,000	1,470,200
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,333,063
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,224,963
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,282,448
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,374,823

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	7-31-2019	$811,000	$792,780
U.S. Treasury Note	1.00	3-31-2017	1,836,000	1,838,967
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,514,233
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,403,230
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,471,792
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,331,969
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,333,495
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,321,557
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,868,595
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,282,771
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,282,956
U.S. Treasury Note	1.00	6-30-2019	622,000	611,799
U.S. Treasury Note	1.00	8-31-2019	845,000	828,439
U.S. Treasury Note	1.00	9-30-2019	1,067,000	1,044,716
U.S. Treasury Note	1.00	11-30-2019	1,249,000	1,220,927
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,323,056
U.S. Treasury Note	1.13	5-31-2019	690,000	682,384
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,223,524
U.S. Treasury Note	1.13	3-31-2020	996,000	973,760
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,299,844
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,756,764
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,368,045
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,651,446
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,360,604
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,330,697
U.S. Treasury Note	1.25	4-30-2019	540,000	536,639
U.S. Treasury Note	1.25	10-31-2019	804,000	794,648
U.S. Treasury Note	1.25	1-31-2020	1,967,000	1,937,072
U.S. Treasury Note	1.25	2-29-2020	1,098,000	1,080,226
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,362,561
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,616,409
U.S. Treasury Note	1.38	9-30-2018	2,656,000	2,664,704
U.S. Treasury Note	1.38	11-30-2018	787,000	788,779
U.S. Treasury Note	1.38	12-31-2018	968,000	968,860
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,294,336
U.S. Treasury Note	1.38	1-31-2020	1,307,000	1,293,615
U.S. Treasury Note	1.38	3-31-2020	1,967,000	1,943,186
U.S. Treasury Note	1.38	4-30-2020	1,962,000	1,937,030
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,360,448
U.S. Treasury Note	1.38	8-31-2020	1,904,000	1,873,932
U.S. Treasury Note	1.38	9-30-2020	1,909,000	1,876,476
U.S. Treasury Note	1.38	10-31-2020	2,000,000	1,965,158
U.S. Treasury Note	1.50	8-31-2018	2,569,000	2,586,485
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,863,702
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,722,308
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,832,077
U.S. Treasury Note	1.50	3-31-2019	645,000	646,948
U.S. Treasury Note	1.50	5-31-2019	1,966,000	1,968,184
U.S. Treasury Note	1.50	10-31-2019	1,969,000	1,963,221
U.S. Treasury Note	1.50	11-30-2019	1,972,000	1,964,526
U.S. Treasury Note	1.50	5-31-2020	1,953,000	1,936,573
U.S. Treasury Note	1.63	3-31-2019	1,892,000	1,904,166
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,713,225
U.S. Treasury Note	1.63	6-30-2019	1,958,000	1,967,169
U.S. Treasury Note	1.63	7-31-2019	1,926,000	1,933,065
U.S. Treasury Note	1.63	8-31-2019	1,965,000	1,970,987
U.S. Treasury Note	1.63	12-31-2019	1,964,000	1,964,493
U.S. Treasury Note	1.63	6-30-2020	1,945,000	1,937,488
U.S. Treasury Note	1.63	7-31-2020	1,880,000	1,871,499
U.S. Treasury Note	1.63	11-30-2020	1,958,000	1,947,139
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,217,578
U.S. Treasury Note	1.63	11-15-2022	1,908,000	1,853,488
U.S. Treasury Note	1.75	10-31-2018	704,000	713,182
U.S. Treasury Note	1.75	9-30-2019	1,959,000	1,972,656
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,582,957
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,613,956
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,614,965
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,586,361
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,424,448

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	9-30-2022	$1,586,000	$1,554,565
U.S. Treasury Note	1.75	5-15-2023	2,880,000	2,805,664
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,538,057
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,325,663
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,506,798
U.S. Treasury Note	1.88	6-30-2020	921,000	927,686
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,642,500
U.S. Treasury Note	1.88	5-31-2022	1,601,000	1,585,659
U.S. Treasury Note	1.88	8-31-2022	1,569,000	1,551,002
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,629,146
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,321,369
U.S. Treasury Note	2.00	9-30-2020	1,135,000	1,147,661
U.S. Treasury Note	2.00	11-30-2020	1,306,000	1,319,614
U.S. Treasury Note	2.00	2-28-2021	1,457,000	1,469,554
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,569,958
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,648,573
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,653,935
U.S. Treasury Note	2.00	11-15-2021	2,302,000	2,309,242
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,682,313
U.S. Treasury Note	2.00	7-31-2022	1,588,000	1,583,852
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,616,050
U.S. Treasury Note	2.00	2-15-2023	2,830,000	2,813,473
U.S. Treasury Note	2.00	2-15-2025	3,703,000	3,619,494
U.S. Treasury Note	2.00	8-15-2025	3,781,000	3,686,415
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,501,273
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,430,249
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,535,487
U.S. Treasury Note	2.13	8-15-2021	2,258,000	2,285,311
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,650,622
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,640,701
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,623,513
U.S. Treasury Note	2.13	5-15-2025	3,793,000	3,743,278
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,277,933
U.S. Treasury Note	2.25	7-31-2018	521,000	534,723
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,469,703
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,544,507
U.S. Treasury Note	2.25	7-31-2021	1,648,000	1,679,357
U.S. Treasury Note	2.25	11-15-2024	3,705,000	3,702,829
U.S. Treasury Note	2.25	11-15-2025	2,535,000	2,529,327
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,279,701
U.S. Treasury Note	2.38	5-31-2018	621,000	638,653
U.S. Treasury Note	2.38	6-30-2018	795,000	818,502
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,354,560
U.S. Treasury Note	2.38	8-15-2024	3,716,000	3,754,483
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,169,731
U.S. Treasury Note	2.50	8-15-2023	2,457,000	2,520,762
U.S. Treasury Note	2.50	5-15-2024	3,619,000	3,697,789
U.S. Treasury Note	2.63	1-31-2018	861,000	887,883
U.S. Treasury Note	2.63	4-30-2018	657,000	679,287
U.S. Treasury Note	2.63	8-15-2020	1,918,000	1,993,072
U.S. Treasury Note	2.63	11-15-2020	3,093,000	3,214,725
U.S. Treasury Note	2.75	5-31-2017	1,136,000	1,165,041
U.S. Treasury Note	2.75	12-31-2017	960,000	991,188
U.S. Treasury Note	2.75	2-28-2018	756,000	782,186
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,422,726
U.S. Treasury Note	2.75	11-15-2023	3,237,000	3,378,143
U.S. Treasury Note	2.75	2-15-2024	2,787,000	2,902,811
U.S. Treasury Note	2.88	3-31-2018	858,000	890,914
U.S. Treasury Note	3.00	2-28-2017	1,211,000	1,240,648
U.S. Treasury Note	3.13	1-31-2017	1,483,000	1,518,969
U.S. Treasury Note	3.13	4-30-2017	1,142,000	1,175,249
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,865,788
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,762,899
U.S. Treasury Note	3.25	12-31-2016	1,273,000	1,303,499
U.S. Treasury Note	3.25	3-31-2017	1,276,000	1,313,059
U.S. Treasury Note	3.38	11-15-2019	2,038,000	2,177,012
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,342,287
U.S. Treasury Note	3.50	5-15-2020	1,761,000	1,893,975

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		3.63%	8-15-2019	$1,545,000	$1,659,452
U.S. Treasury Note		3.63	2-15-2020	2,451,000	2,644,688
U.S. Treasury Note		3.63	2-15-2021	2,562,000	2,786,078
U.S. Treasury Note		3.75	11-15-2018	1,505,000	1,610,792
U.S. Treasury Note		3.88	5-15-2018	689,000	733,328
U.S. Treasury Note		4.00	8-15-2018	788,000	845,693
U.S. Treasury Note		4.25	11-15-2017	919,000	973,298
U.S. Treasury Note		4.50	5-15-2017	694,000	727,621
U.S. Treasury Note		4.63	2-15-2017	839,000	873,806
U.S. Treasury Note		4.75	8-15-2017	857,000	908,864
U.S. Treasury Note		6.25	8-15-2023	378,000	488,004
U.S. Treasury Note		6.88	8-15-2025	224,000	313,761
U.S. Treasury Note		7.13	2-15-2023	260,000	347,271
U.S. Treasury Note		7.25	8-15-2022	261,000	345,326
U.S. Treasury Note		7.50	11-15-2024	240,000	342,270
U.S. Treasury Note		7.63	11-15-2022	126,000	171,077
U.S. Treasury Note		7.63	2-15-2025	216,000	312,357
U.S. Treasury Note		7.88	2-15-2021	160,000	207,292
U.S. Treasury Note		8.00	11-15-2021	511,000	682,757
U.S. Treasury Note		8.13	8-15-2019	307,000	378,758
U.S. Treasury Note		8.13	5-15-2021	181,000	238,791
U.S. Treasury Note		8.13	8-15-2021	156,000	207,807
U.S. Treasury Note		8.50	2-15-2020	162,000	206,407
U.S. Treasury Note		8.75	5-15-2017	452,000	500,150
U.S. Treasury Note		8.75	5-15-2020	130,000	168,602
U.S. Treasury Note		8.75	8-15-2020	288,000	377,434
U.S. Treasury Note		8.88	8-15-2017	271,000	305,571
U.S. Treasury Note		8.88	2-15-2019	306,000	376,697
U.S. Treasury Note		9.00	11-15-2018	193,000	234,796
U.S. Treasury Note		9.13	5-15-2018	169,000	200,679

Total U.S. Treasury Securities (Cost $369,417,960)					368,316,547

		Yield		Shares
Short-Term Investments : 4.18%
Investment Companies : 3.97%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39		3,219,075	3,219,075
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33		34,465,316	34,465,316
					37,684,391

				Principal
U.S. Treasury Securities : 0.21%
U.S. Treasury Bill (z)#		0.02	1-7-2016	$597,000	596,998
U.S. Treasury Bill (z)#		0.09	3-17-2016	400,000	399,919
U.S. Treasury Bill (z)#		0.10	2-18-2016	70,000	69,990
U.S. Treasury Bill (z)#		0.11	3-10-2016	160,000	159,965
U.S. Treasury Bill (z)#		0.17	3-24-2016	742,000	741,708
					1,968,580

Total Short-Term Investments (Cost $39,653,088)					39,652,972

Total investments in securities (Cost $746,207,725)*	101.90%				965,849,452
Other assets and liabilities, net	(1.90)				(18,047,516)

Total net assets	100.00%				$947,801,936

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2015 (unaudited)

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $770,360,046 and unrealized gains (losses) consists of:

Gross unrealized gains	$233,645,283
Gross unrealized losses	(38,155,877)

Net unrealized gains	$195,489,406

Abbreviations:

FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$91,018	$0	$91,018
Common stocks
Consumer discretionary	71,917,278	0	0	71,917,278
Consumer staples	56,121,335	0	0	56,121,335
Energy	36,237,529	0	0	36,237,529
Financials	91,887,161	0	0	91,887,161
Health care	84,538,254	0	0	84,538,254
Industrials	56,047,331	0	0	56,047,331
Information technology	115,403,697	0	0	115,403,697
Materials	15,417,306	0	0	15,417,306
Telecommunication services	13,545,485	0	0	13,545,485
Utilities	16,654,438	0	0	16,654,438
Rights
Consumer staples	0	0	0	0
Non-agency mortgage-backed securities	0	19,102	0	19,102
U.S. Treasury securities	368,316,547	0	0	368,316,547
Short-term investments
Investment companies	34,465,316	3,219,075	0	37,684,391
U.S. Treasury securities	1,968,580	0	0	1,968,580

	962,520,257	3,329,195	0	965,849,452
Futures contracts	14,441	0	0	14,441

Total assets	$962,534,698	$3,329,195	$0	$965,863,893

Liabilities
Futures contracts	$357,563	$0	$0	$357,563

Total liabilities	$357,563	$0	$0	$357,563

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended December 31, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At December 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2015	Unrealized gains (losses)
3-17-2016	Goldman Sachs	17 Long	S&P 500 Index	$8,650,450	$61,823
3-21-2016	Goldman Sachs	150 Short	U.S. Treasury Bonds	23,803,125	(139,907)
3-21-2016	Goldman Sachs	189 Short	10-Year U.S. Treasury Notes	23,796,281	66,958
3-31-2016	Goldman Sachs	63 Long	5-Year U.S. Treasury Notes	7,454,180	(7,216)

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.31%
Consumer Discretionary : 17.10%
Auto Components : 1.44%
Johnson Controls Incorporated	616,778	$24,356,563

Diversified Consumer Services : 0.45%
Apollo Education Group Incorporated †	983,500	7,543,445

Hotels, Restaurants & Leisure : 1.93%
Carnival Corporation	187,236	10,200,617
McDonald’s Corporation	190,814	22,542,766
		32,743,383

Household Durables : 1.30%
Harman International Industries Incorporated	234,339	22,077,077

Media : 4.87%
Comcast Corporation Class A	460,869	26,006,838
Discovery Communications Incorporated Class C †	481,325	12,139,017
Omnicom Group Incorporated	279,747	21,165,658
Twenty-First Century Fox Incorporated Class B	851,051	23,174,119
		82,485,632

Multiline Retail : 4.01%
Dollar General Corporation	331,815	23,847,544
Macy’s Incorporated	293,582	10,269,498
Nordstrom Incorporated «	323,235	16,100,335
Target Corporation	245,698	17,840,132
		68,057,509

Specialty Retail : 1.92%
Dick’s Sporting Goods Incorporated	369,848	13,074,127
Lowe’s Companies Incorporated	256,725	19,521,369
		32,595,496

Textiles, Apparel & Luxury Goods : 1.18%
Ralph Lauren Corporation	179,657	20,028,162

Consumer Staples : 6.43%
Food & Staples Retailing : 1.21%
The Kroger Company	492,220	20,589,563

Food Products : 2.64%
Mead Johnson Nutrition Company	289,140	22,827,603
The Hershey Company	245,018	21,872,757
		44,700,360

Household Products : 1.13%
Church & Dwight Company Incorporated	225,360	19,128,557

Personal Products : 1.45%
The Estee Lauder Companies Incorporated Class A	279,388	24,602,907

Energy : 7.08%
Energy Equipment & Services : 2.17%
Halliburton Company	542,480	18,466,019

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Weatherford International plc †	2,180,431	$18,293,816
		36,759,835

Oil, Gas & Consumable Fuels : 4.91%
Cimarex Energy Company	166,144	14,849,951
Concho Resources Incorporated †	171,053	15,883,982
EOG Resources Incorporated	306,191	21,675,261
Newfield Exploration Company †	580,071	18,887,112
Range Resources Corporation «	489,247	12,040,369
		83,336,675

Financials : 16.73%
Banks : 5.19%
Citigroup Incorporated	567,289	29,357,206
KeyCorp	347,567	4,584,409
PNC Financial Services Group Incorporated	316,967	30,210,125
Regions Financial Corporation	2,484,208	23,848,397
		88,000,137

Capital Markets : 2.67%
Invesco Limited	725,959	24,305,107
TD Ameritrade Holding Corporation	603,988	20,964,423
		45,269,530

Insurance : 7.20%
ACE Limited	284,748	33,272,804
American International Group Incorporated	611,360	37,885,979
The Progressive Corporation	796,934	25,342,501
Willis Group Holdings plc	526,593	25,576,622
		122,077,906

REITs : 1.67%
American Tower Corporation	292,956	28,402,084

Health Care : 13.06%
Health Care Equipment & Supplies : 3.41%
Medtronic plc	533,681	41,050,743
Zimmer Holdings Incorporated	164,249	16,850,305
		57,901,048

Health Care Providers & Services : 2.15%
Cigna Corporation	150,859	22,075,197
Patterson Companies Incorporated	318,002	14,376,870
		36,452,067

Life Sciences Tools & Services : 4.79%
Agilent Technologies Incorporated	513,432	21,466,592
Bio-Rad Laboratories Incorporated Class A †	251,825	34,918,055
Thermo Fisher Scientific Incorporated	175,477	24,891,412
		81,276,059

Pharmaceuticals : 2.71%
Merck & Company Incorporated	429,005	22,660,044
Novartis AG ADR	269,983	23,229,337
		45,889,381

2

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Industrials : 12.69%
Aerospace & Defense : 3.61%
B/E Aerospace Incorporated	508,537	$21,546,713
BWX Technologies Incorporated	640,817	20,358,756
United Technologies Corporation	201,335	19,342,253
		61,247,722

Airlines : 1.30%
United Continental Holdings Incorporated †	383,999	22,003,143

Commercial Services & Supplies : 2.66%
Republic Services Incorporated	504,769	22,204,788
Tyco International plc	720,093	22,963,766
		45,168,554

Electrical Equipment : 2.21%
Babcock & Wilcox Enterprises Incorporated †	785,650	16,396,516
Regal-Beloit Corporation	360,426	21,092,130
		37,488,646

Road & Rail : 2.91%
Canadian Pacific Railway Limited «	69,189	8,828,516
Hertz Global Holdings Incorporated †	1,527,137	21,731,160
J.B. Hunt Transport Services Incorporated	255,214	18,722,499
		49,282,175

Information Technology : 21.63%
Electronic Equipment, Instruments & Components : 2.66%
Amphenol Corporation Class A	403,201	21,059,188
TE Connectivity Limited	372,773	24,084,864
		45,144,052

Internet Software & Services : 2.74%
Alphabet Incorporated Class C †	61,244	46,476,847

IT Services : 3.65%
Alliance Data Systems Corporation †	92,575	25,603,466
Cognizant Technology Solutions Corporation Class A †	265,983	15,964,300
Global Payments Incorporated	314,303	20,275,687
		61,843,453

Semiconductors & Semiconductor Equipment : 3.74%
ARM Holdings plc	1,142,497	17,413,965
Avago Technologies Limited	183,270	26,601,641
ON Semiconductor Corporation †	1,971,389	19,319,612
		63,335,218

Software : 6.50%
Check Point Software Technologies Limited †«	294,101	23,933,939
Citrix Systems Incorporated †	265,508	20,085,680
Oracle Corporation	538,438	19,669,140
Red Hat Incorporated †	306,399	25,372,901
Salesforce.com Incorporated †	270,795	21,230,328
		110,291,988

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Opportunity Fund

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 2.34%
Apple Incorporated			376,285	$39,607,759

Materials : 4.59%
Chemicals : 2.30%
PPG Industries Incorporated			196,267	19,395,105
Praxair Incorporated			191,800	19,640,320
				39,035,425

Containers & Packaging : 1.19%
Crown Holdings Incorporated †			398,126	20,184,988

Metals & Mining : 1.10%
Steel Dynamics Incorporated			1,042,651	18,632,173

Total Common Stocks (Cost $1,309,425,078)				1,684,015,519

		Yield
Short-Term Investments : 4.27%
Investment Companies : 4.27%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	58,551,575	58,551,575
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	13,941,428	13,941,428

Total Short-Term Investments (Cost $72,493,003)				72,493,003

Total investments in securities (Cost $1,381,918,081)*	103.58%			1,756,508,522
Other assets and liabilities, net	(3.58)			(60,726,259)

Total net assets	100.00%			$1,695,782,263

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,391,516,855 and unrealized gains (losses) consists of:

Gross unrealized gains	$447,587,851
Gross unrealized losses	(82,596,184)

Net unrealized gains	$364,991,667

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$289,887,267	$0	$0	$289,887,267
Consumer staples	109,021,387	0	0	109,021,387
Energy	120,096,510	0	0	120,096,510
Financials	283,749,657	0	0	283,749,657
Health care	221,518,555	0	0	221,518,555
Industrials	215,190,240	0	0	215,190,240
Information technology	349,285,352	17,413,965	0	366,699,317
Materials	77,852,586	0	0	77,852,586
Short-term investments
Investment companies	13,941,428	58,551,575	0	72,493,003

Total assets	$1,680,542,982	$75,965,540	$0	$1,756,508,522

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 94.92%
Consumer Discretionary : 7.57%
Hotels, Restaurants & Leisure : 1.49%
The Wendy’s Company	3,291,300	$35,447,301

Leisure Products : 1.53%
Vista Outdoor Incorporated†	820,100	36,502,651

Media : 1.80%
Tribune Media Company Class A	1,267,300	42,847,413

Multiline Retail : 2.17%
Kohl’s Corporation	1,082,400	51,554,712

Specialty Retail : 0.58%
Guess? Incorporated	737,325	13,920,696

Consumer Staples : 8.07%
Beverages : 2.54%
Molson Coors Brewing Company Class B	642,700	60,362,384

Food & Staples Retailing : 1.91%
Sysco Corporation	1,109,200	45,477,200

Food Products : 1.87%
TreeHouse Foods Incorporated†	568,300	44,588,818

Household Products : 1.75%
Church & Dwight Company Incorporated	491,100	41,684,568

Energy : 6.82%
Energy Equipment & Services : 2.49%
Frank’s International N.V.	347,200	5,794,768
Patterson-UTI Energy Incorporated	2,315,200	34,913,216
Superior Energy Services Incorporated	1,371,400	18,472,758
		59,180,742

Oil, Gas & Consumable Fuels : 4.33%
Anadarko Petroleum Corporation	713,100	34,642,398
Cimarex Energy Company	385,210	34,430,070
Hess Corporation	703,300	34,095,984
		103,168,452

Financials : 23.95%
Banks : 2.82%
PacWest Bancorp	806,107	34,743,212
Regions Financial Corporation	3,386,400	32,509,440
		67,252,652

Capital Markets : 1.80%
Northern Trust Corporation	594,100	42,828,669

Consumer Finance : 3.36%
Ally Financial Incorporated†	2,473,661	46,109,041

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Consumer Finance (continued)
Discover Financial Services	633,200	$33,952,184
		80,061,225

Insurance : 14.04%
Arch Capital Group Limited†	513,260	35,799,885
Brown & Brown Incorporated	2,021,700	64,896,570
FNF Group	1,393,600	48,316,112
Loews Corporation	1,697,800	65,195,520
ProAssurance Corporation	1,056,000	51,247,680
The Allstate Corporation	724,100	44,959,369
Validus Holdings Limited	515,569	23,865,689
		334,280,825

REITs : 1.93%
American Campus Communities Incorporated	360,000	14,882,400
Hatteras Financial Corporation	2,370,000	31,165,500
		46,047,900

Health Care : 6.43%
Health Care Equipment & Supplies : 0.38%
C.R. Bard Incorporated	48,200	9,131,008

Health Care Providers & Services : 6.05%
Cigna Corporation	157,175	22,999,418
Humana Incorporated	186,000	33,202,860
Patterson Companies Incorporated	880,900	39,825,489
WellCare Health Plans Incorporated†	613,700	47,997,477
		144,025,244

Industrials : 17.26%
Aerospace & Defense : 3.46%
B/E Aerospace Incorporated	931,200	39,454,944
Raytheon Company	344,700	42,925,491
		82,380,435

Air Freight & Logistics : 0.24%
Expeditors International of Washington Incorporated	128,500	5,795,350

Commercial Services & Supplies : 4.99%
Pitney Bowes Incorporated	2,511,100	51,854,215
Republic Services Incorporated	1,524,775	67,074,852
		118,929,067

Construction & Engineering : 4.12%
EMCOR Group Incorporated	938,509	45,085,972
Jacobs Engineering Group Incorporated†	1,264,400	53,041,580
		98,127,552

Marine : 1.40%
Kirby Corporation†	633,300	33,324,246

Professional Services : 1.68%
Towers Watson & Company Class A	311,200	39,976,752

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Shares	Value
Transportation Infrastructure : 1.37%
Macquarie Infrastructure Company LLC		448,006	$32,525,236

Information Technology : 14.57%
Communications Equipment : 4.34%
ARRIS Group Incorporated†		1,631,300	49,868,841
Harris Corporation		616,300	53,556,470
			103,425,311

IT Services : 3.81%
DST Systems Incorporated		244,120	27,844,327
Fidelity National Information Services Incorporated		1,037,100	62,848,260
			90,692,587

Semiconductors & Semiconductor Equipment : 1.89%
Lam Research Corporation		566,900	45,023,198

Software : 3.23%
Check Point Software Technologies Limited†«		290,500	23,640,890
Synopsys Incorporated†		1,165,700	53,167,577
			76,808,467

Technology Hardware, Storage & Peripherals : 1.30%
Western Digital Corporation		516,500	31,015,825

Materials : 6.64%
Chemicals : 2.51%
Eastman Chemical Company		174,700	11,793,997
FMC Corporation		1,224,100	47,899,033
			59,693,030

Construction Materials : 1.89%
Eagle Materials Incorporated		744,800	45,008,264

Containers & Packaging : 2.24%
Packaging Corporation of America		848,200	53,479,010

Utilities : 3.61%
Multi-Utilities : 2.02%
Ameren Corporation		1,114,450	48,177,673

Water Utilities : 1.59%
American Water Works Company Incorporated		634,800	37,929,300

Total Common Stocks (Cost $2,185,257,833)			2,260,673,763

	Yield
Short-Term Investments : 6.63%
Investment Companies : 6.63%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.39%	15,518,850	15,518,850

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	142,265,234	$142,265,234
Total Short-Term Investments (Cost $157,784,084)				157,784,084

Total investments in securities (Cost $2,343,041,917)*	101.55%			2,418,457,847
Other assets and liabilities, net	(1.55)			(36,848,358)

Total net assets	100.00%			$2,381,609,489

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,346,154,786 and unrealized gains (losses) consists of:

Gross unrealized gains	$232,848,945
Gross unrealized losses	(160,545,884)

Net unrealized gains	$72,303,061

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

4

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$180,272,773	$0	$0	180,272,773
Consumer staples	192,112,970	0	0	192,112,970
Energy	162,349,194	0	0	162,349,194
Financials	570,471,271	0	0	570,471,271
Health care	153,156,252	0	0	153,156,252
Industrials	411,058,638	0	0	411,058,638
Information technology	346,965,388	0	0	346,965,388
Materials	158,180,304	0	0	158,180,304
Utilities	86,106,973	0	0	86,106,973
Short-term investments
Investment companies	142,265,234	15,518,850	0	157,784,084

Total assets	$2,402,938,997	$15,518,850	$0	$2,418,457,847

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.62%
Consumer Discretionary : 10.87%
Hotels, Restaurants & Leisure : 3.04%
Interval Leisure Group Incorporated	136,600	$2,132,325
SeaWorld Entertainment Incorporated «	88,500	1,742,565
		3,874,890

Specialty Retail : 7.83%
Abercrombie & Fitch Company Class A «	39,210	1,058,670
Ascena Retail Group Incorporated†	182,953	1,802,087
DSW Incorporated Class A	115,600	2,758,216
Party City Holdco Incorporated «†	191,570	2,473,169
Pier 1 Imports Incorporated «	372,500	1,896,025
		9,988,167

Consumer Staples : 5.74%
Beverages : 1.24%
Treasury Wine Estates ADR	263,960	1,583,760

Food Products : 4.50%
Dean Foods Company	143,000	2,452,450
J & J Snack Foods Corporation	12,150	1,417,541
Post Holdings Incorporated†	30,200	1,863,340
		5,733,331

Energy : 8.02%
Energy Equipment & Services : 2.26%
Dril-Quip Incorporated†	27,700	1,640,671
Forum Energy Technologies Incorporated†	99,900	1,244,754
		2,885,425

Oil, Gas & Consumable Fuels : 5.76%
Cobalt International Energy Incorporated†	183,500	990,900
Diamondback Energy Incorporated†	32,800	2,194,320
Laredo Petroleum Incorporated «†	172,150	1,375,479
Oasis Petroleum Incorporated «†	166,800	1,229,316
RSP Permian Incorporated†	63,620	1,551,692
		7,341,707

Financials : 31.36%
Banks : 10.16%
Associated Banc-Corp	66,220	1,241,625
FirstMerit Corporation	135,800	2,532,670
Hancock Holding Company	75,500	1,900,335
Sterling BanCorp	130,500	2,116,710
Umpqua Holdings Corporation	153,900	2,447,010
Zions Bancorporation	99,600	2,719,080
		12,957,430

Capital Markets : 3.98%
Artisan Partners Asset Management Incorporated	47,000	1,694,820
Stifel Financial Corporation†	29,640	1,255,550
Virtus Investment Partners Incorporated	18,100	2,126,026
		5,076,396

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Consumer Finance : 1.30%
Encore Capital Group Incorporated «†	56,950	$1,656,106

Insurance : 1.73%
Endurance Specialty Holdings Limited	34,600	2,214,054

REITs : 10.60%
Equity Commonwealth†	48,300	1,339,359
Ladder Capital Corporation	104,700	1,300,374
Mack-Cali Realty Corporation	83,058	1,939,404
New Residential Investment Corporation	162,000	1,969,920
Parkway Properties Incorporated	157,300	2,458,599
PennyMac Mortgage Investment Trust	149,250	2,277,555
Redwood Trust Incorporated	168,900	2,229,480
		13,514,691

Thrifts & Mortgage Finance : 3.59%
Essent Group Limited†	99,750	2,183,528
Ocwen Financial Corporation «†	343,900	2,396,983
		4,580,511

Health Care : 9.05%
Health Care Equipment & Supplies : 5.01%
Haemonetics Corporation†	60,800	1,960,192
Integra LifeSciences Holdings Corporation	32,450	2,199,461
Steris Corporation	29,600	2,230,064
		6,389,717

Health Care Providers & Services : 3.09%
AMN Healthcare Services Incorporated†	77,500	2,406,375
AmSurg Corporation†	20,210	1,535,960
		3,942,335

Life Sciences Tools & Services : 0.95%
Bio-Rad Laboratories Incorporated Class A†	8,755	1,213,968

Industrials : 16.48%
Commercial Services & Supplies : 5.92%
Essendant Incorporated	74,300	2,415,493
KAR Auction Services Incorporated	94,700	3,506,741
Tetra Tech Incorporated	62,750	1,632,755
		7,554,989

Machinery : 4.37%
Actuant Corporation Class A	61,501	1,473,564
IDEX Corporation	22,100	1,693,081
Manitowoc Company Incorporated «	157,000	2,409,950
		5,576,595

Marine : 1.03%
Kirby Corporation†	24,820	1,306,028

Professional Services : 2.62%
Korn/Ferry International	40,500	1,343,790
Resources Connection Incorporated	122,200	1,996,748
		3,340,538

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name			Shares	Value
Road & Rail : 1.67%
Landstar System Incorporated			36,200	$2,123,130

Trading Companies & Distributors : 0.87%
Beacon Roofing Supply Incorporated†			26,950	1,109,801

Information Technology : 8.62%
Electronic Equipment, Instruments & Components : 1.22%
Jabil Circuit Incorporated			67,065	1,561,944

Internet Software & Services : 1.22%
Endurance International Group Holdings «†			142,200	1,554,246

IT Services : 3.75%
CoreLogic Incorporated†			58,518	1,981,419
EVERTEC Incorporated			167,750	2,808,135
				4,789,554

Technology Hardware, Storage & Peripherals : 2.43%
Avid Technology Incorporated†			179,000	1,304,910
Wincor Nixdorf AG ADR			177,500	1,788,384
				3,093,294

Materials : 3.63%
Chemicals : 1.68%
Huntsman Corporation			188,750	2,146,088

Containers & Packaging : 1.95%
Silgan Holdings Incorporated			46,200	2,481,864

Utilities : 1.85%
Electric Utilities : 1.85%
Westar Energy Incorporated			55,505	2,353,967

Total Common Stocks (Cost $126,043,828)				121,944,526

		Yield
Short-Term Investments : 14.63%
Investment Companies : 14.63%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	12,703,150	12,703,150
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	5,957,571	5,957,571
Total Short-Term Investments (Cost $18,660,721)				18,660,721

Total investments in securities (Cost $144,704,549)*	110.25%			140,605,247
Other assets and liabilities, net	(10.25)			(13,070,657)

Total net assets	100.00%			$127,534,590

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $145,617,415 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,943,181
Gross unrealized losses	(19,955,349)

Net unrealized losses	$(5,012,168)

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,863,057	$0	$0	$13,863,057
Consumer staples	7,317,091	0	0	7,317,091
Energy	10,227,132	0	0	10,227,132
Financials	39,999,188	0	0	39,999,188
Health care	11,546,020	0	0	11,546,020
Industrials	21,011,081	0	0	21,011,081
Information technology	9,210,654	1,788,384	0	10,999,038
Materials	4,627,952	0	0	4,627,952
Utilities	2,353,967	0	0	2,353,967
Short-term investments
Investment companies	5,957,571	12,703,150	0	18,660,721

Total assets	$126,113,713	$14,491,534	$0	$140,605,247

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.47%
Consumer Discretionary : 10.19%
Auto Components : 0.16%
Fox Factory Holding Corporation†	25,448	$420,655

Diversified Consumer Services : 1.30%
Chegg Incorporated†«	184,257	1,240,050
Graham Holdings Company Class B	4,600	2,230,862
		3,470,912

Hotels, Restaurants & Leisure : 3.07%
ClubCorp Holdings Incorporated	110,300	2,015,181
Domino’s Pizza Incorporated	17,600	1,958,000
Homeinns Hotel Group ADR†«	37,700	1,287,832
Interval Leisure Group Incorporated	146,300	2,283,743
The Cheesecake Factory Incorporated	14,200	654,762
		8,199,518

Household Durables : 1.13%
Cavco Industries Incorporated†	8,475	706,052
Helen of Troy Limited†	24,400	2,299,700
		3,005,752

Leisure Products : 0.76%
The Brunswick Corporation	39,900	2,015,349

Media : 1.92%
AMC Entertainment Holdings Class A	91,600	2,198,400
Global Eagle Entertainment Incorporated†	177,400	1,750,938
Hemisphere Media Group Incorporated†«	78,534	1,158,377
		5,107,715

Specialty Retail : 0.69%
American Eagle Outfitters Incorporated «	119,400	1,850,700

Textiles, Apparel & Luxury Goods : 1.16%
Steven Madden Limited†	102,226	3,089,270

Consumer Staples : 1.46%
Food Products : 1.46%
Darling Ingredients Incorporated†	192,800	2,028,256
Dean Foods Company	108,850	1,866,778
		3,895,034

Energy : 2.17%
Energy Equipment & Services : 0.79%
RigNet Incorporated†	54,300	1,123,467
RPC Incorporated «	82,800	989,460
		2,112,927

Oil, Gas & Consumable Fuels : 1.38%
Carrizo Oil & Gas Incorporated†	30,000	887,400
PDC Energy Incorporated†	15,000	800,700
Synergy Resources Corporation†	232,200	1,978,344
		3,666,444

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Financials : 23.99%
Banks : 6.60%
First Citizens BancShares Corporation Class A	10,791	$2,785,912
Heritage Financial Corporation	82,697	1,558,011
Lakeland Financial Corporation	27,900	1,300,698
PacWest Bancorp	14,800	637,880
PrivateBancorp Incorporated	65,300	2,678,606
Simmons First National Corporation Class A	33,700	1,730,832
South State Corporation	25,253	1,816,953
Westamerica Bancorporation «	25,900	1,210,825
Western Alliance Bancorp†	58,200	2,087,052
Wintrust Financial Corporation	36,700	1,780,684
		17,587,453

Capital Markets : 2.67%
Golub Capital BDC Incorporated «	159,786	2,657,241
HFF Incorporated Class A	60,000	1,864,200
Stifel Financial Corporation†	61,131	2,589,509
		7,110,950

Diversified Financial Services : 0.56%
Compass Diversified Holdings	93,900	1,492,071

Insurance : 4.86%
Amerisafe Incorporated	73,900	3,761,510
Brown & Brown Incorporated	100,900	3,238,890
ProAssurance Corporation	68,729	3,335,418
Reinsurance Group of America Incorporated	30,700	2,626,385
		12,962,203

Real Estate Management & Development : 1.54%
Kennedy Wilson Holdings Incorporated	170,600	4,108,048

REITs : 6.71%
Douglas Emmett Incorporated	94,400	2,943,392
Equity Lifestyle Properties Incorporated	71,532	4,769,038
Gramercy Property Trust Incorporated	117,328	905,772
Mid-America Apartment Communities Incorporated	54,803	4,976,660
Parkway Properties Incorporated	32,787	512,461
Terreno Realty Corporation	166,875	3,774,713
		17,882,036

Thrifts & Mortgage Finance : 1.05%
Meridian Bancorp Incorporated	81,200	1,144,920
Radian Group Incorporated	124,200	1,663,038
		2,807,958

Health Care : 15.16%
Biotechnology : 1.33%
Cepheid Incorporated†	67,500	2,465,775
Flexion Therapeutics Incorporated†«	56,565	1,090,008
		3,555,783

Health Care Equipment & Supplies : 4.33%
K2M Group Holdings Incorporated†	72,591	1,432,946
Masimo Corporation†	30,600	1,270,206
Sirona Dental Systems Incorporated†	33,800	3,703,466
The Cooper Companies Incorporated	14,800	1,986,160
Trinity Biotech plc ADR	60,000	705,600

2

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Incorporated	40,500	$2,438,910
		11,537,288

Health Care Providers & Services : 3.07%
Centene Corporation†	42,700	2,810,087
HealthSouth Corporation	32,382	1,127,217
LifePoint Hospitals Incorporated†	27,300	2,003,820
Surgical Care Affiliates Incorporated†	56,300	2,241,303
		8,182,427

Health Care Technology : 0.35%
Evolent Health Incorporated Class A†	32,281	390,923
Inovalon Holdings Incorporated Class A†«	31,600	537,200
		928,123

Life Sciences Tools & Services : 3.85%
INC Research Holdings Incorporated Class A†	51,804	2,513,012
PAREXEL International Corporation†	47,500	3,235,700
VWR Corporation†	159,280	4,509,217
		10,257,929

Pharmaceuticals : 2.23%
Aerie Pharmaceuticals Incorporated†«	26,100	635,535
Akorn Incorporated†«	21,500	802,165
Catalent Incorporated†	104,790	2,622,894
Intersect ENT Incorporated†	42,400	954,000
KemPharm Incorporated†	47,600	945,336
		5,959,930

Industrials : 17.82%
Aerospace & Defense : 1.69%
DigitalGlobe Incorporated†	68,700	1,075,842
Hexcel Corporation	74,100	3,441,945
		4,517,787

Airlines : 0.92%
Allegiant Travel Company	14,592	2,448,975

Building Products : 2.27%
Fortune Brands Home & Security Incorporated	48,300	2,680,650
Simpson Manufacturing Company Incorporated	80,703	2,756,007
Universal Forest Products Incorporated	9,100	622,167
		6,058,824

Commercial Services & Supplies : 3.78%
Herman Miller Incorporated	52,411	1,504,196
Matthews International Corporation Class A	46,700	2,496,115
Multi-Color Corporation	10,400	622,024
Tetra Tech Incorporated	56,400	1,467,528
US Ecology Incorporated	15,400	561,176
Waste Connections Incorporated	60,790	3,423,693
		10,074,732

Construction & Engineering : 0.35%
Dycom Industries Incorporated†	13,200	923,472

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Electrical Equipment : 0.93%
Generac Holdings Incorporated†«	75,800	$2,256,566
Powell Industries Incorporated	8,600	223,858
		2,480,424

Machinery : 4.38%
CLARCOR Incorporated	39,900	1,982,232
ESCO Technologies Incorporated	64,000	2,312,960
IDEX Corporation	48,573	3,721,178
Kornit Digital Limited†«	92,000	1,005,560
Valmont Industries Incorporated	25,100	2,661,102
		11,683,032

Professional Services : 1.14%
On Assignment Incorporated†	37,600	1,690,120
Towers Watson & Company Class A	10,600	1,361,676
		3,051,796

Road & Rail : 0.83%
Genesee & Wyoming Incorporated Class A†	3,426	183,942
Ryder System Incorporated	35,500	2,017,465
		2,201,407

Trading Companies & Distributors : 1.53%
Beacon Roofing Supply Incorporated†	49,700	2,046,646
MSC Industrial Direct Company Class A	35,900	2,020,093
		4,066,739

Information Technology : 12.46%
Communications Equipment : 0.99%
Ciena Corporation†	127,300	2,633,837

Electronic Equipment, Instruments & Components : 2.29%
Fabrinet†	62,823	1,496,445
FARO Technologies Incorporated†	48,900	1,443,528
MTS Systems Corporation	14,900	944,809
OSI Systems Incorporated†	25,000	2,216,500
		6,101,282

Internet Software & Services : 0.28%
Match Group Incorporated†«	56,033	759,247

IT Services : 2.41%
CoreLogic Incorporated†	114,037	3,861,293
EPAM Systems Incorporated†	18,600	1,462,332
Leidos Holdings Incorporated	19,700	1,108,322
		6,431,947

Semiconductors & Semiconductor Equipment : 2.95%
Entegris Incorporated†	239,200	3,174,184
Integrated Device Technology Incorporated†	72,700	1,915,645
MA-COM Technology Solutions Holdings Incorporated†	67,554	2,762,283
		7,852,112

Software : 3.54%
Cadence Design Systems Incorporated†	152,200	3,167,282
Fortinet Incorporated†	91,600	2,855,172
PTC Incorporated†	57,000	1,973,910

4

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name			Shares	Value
Software (continued)
Verint Systems Incorporated†			35,725	$1,449,006
				9,445,370

Materials : 5.23%
Chemicals : 1.12%
Balchem Corporation			23,000	1,398,400
Minerals Technologies Incorporated			34,700	1,591,342
				2,989,742

Containers & Packaging : 1.19%
Packaging Corporation of America			50,100	3,158,805

Metals & Mining : 2.37%
Compass Minerals International Incorporated			42,300	3,183,921
Horsehead Holding Corporation†«			96,730	198,297
Pretium Resources Incorporated†«			123,600	622,944
Steel Dynamics Incorporated			129,800	2,319,526
				6,324,688

Paper & Forest Products : 0.55%
Louisiana-Pacific Corporation†			81,200	1,462,412

Utilities : 2.99%
Electric Utilities : 1.41%
IDACORP Incorporated			39,600	2,692,800
Portland General Electric Company			29,400	1,069,278
				3,762,078

Multi-Utilities : 1.34%
Northwestern Corporation			65,781	3,568,619

Water Utilities : 0.24%
SJW Corporation			21,100	625,615

Total Common Stocks (Cost $206,237,122)				243,829,417

Exchange-Traded Funds : 0.74%
iShares Russell 2000 Index ETF «			17,600	1,980,176
Total Exchange-Traded Funds (Cost $2,040,417)				1,980,176

		Yield
Short-Term Investments : 14.26%
Investment Companies : 14.26%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	17,510,380	17,510,380
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	20,501,140	20,501,140
Total Short-Term Investments (Cost $38,011,520)				38,011,520
Total investments in securities (Cost $246,289,059)*	106.47%			283,821,113

Other assets and liabilities, net	(6.47)			(17,255,695)

Total net assets	100.00%			$266,565,418

†	Non-income-earning security
«	All or a portion of this security is on loan.

5

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small Cap Opportunities Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $247,206,429 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,550,089
Gross unrealized losses	(8,935,405)

Net unrealized gains	$36,614,684

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$27,159,871	$0	$0	$27,159,871
Consumer staples	3,895,034	0	0	3,895,034
Energy	5,779,371	0	0	5,779,371
Financials	63,950,719	0	0	63,950,719
Health care	40,421,480	0	0	40,421,480
Industrials	47,507,188	0	0	47,507,188
Information technology	33,223,795	0	0	33,223,795
Materials	13,935,647	0	0	13,935,647
Utilities	7,956,312	0	0	7,956,312
Exchange-traded funds	1,980,176	0	0	1,980,176
Short-term investments
Investment companies	20,501,140	17,510,380	0	38,011,520

Total assets	$266,310,733	$17,510,380	$0	$283,821,113

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.14%
Consumer Discretionary : 17.72%
Auto Components : 1.86%
Fox Factory Holding Corporation†	564,800	$9,336,144
Gentex Corporation	476,100	7,622,361
		16,958,505

Hotels, Restaurants & Leisure : 6.25%
Bloomin’ Brands Incorporated	256,300	4,328,907
Century Casinos Incorporated†(l)	1,517,400	11,805,372
Denny’s Corporation†	1,532,300	15,062,509
Peak Resorts Incorporated	526,100	3,161,861
Scientific Games Corporation Class A†	902,400	8,094,528
The Wendy’s Company	1,361,500	14,663,355
		57,116,532

Household Durables : 8.54%
Cavco Industries Incorporated†(l)	601,783	50,134,542
Harman International Industries Incorporated	53,800	5,068,498
KB Home Incorporated	553,000	6,818,490
Skyline Corporation†(l)	626,200	2,241,796
Taylor Morrison Home Corporation Class A†	356,000	5,696,000
The New Home Company Incorporated†	618,400	8,014,464
		77,973,790

Media : 0.34%
MSG Networks Incorporated Class A	150,900	3,138,720

Multiline Retail : 0.34%
Fred’s Incorporated Class A	190,538	3,119,107

Specialty Retail : 0.39%
Vitamin Shoppe Incorporated†	109,900	3,593,730

Energy : 8.72%
Energy Equipment & Services : 1.40%
Glori Energy Incorporated†	465,000	165,075
ION Geophysical Corporation†	2,398,700	1,206,786
Key Energy Services Incorporated†	143,000	68,940
Newpark Resources Incorporated†	1,081,700	5,711,376
Parker Drilling Company†	1,179,400	2,146,508
PHI Incorporated (non-voting)†	194,200	3,186,822
Willbros Group Incorporated†	106,400	286,216
		12,771,723

Oil, Gas & Consumable Fuels : 7.32%
InterOil Corporation†	1,852,100	58,192,982
Range Resources Corporation	151,300	3,723,493
Sanchez Energy Corporation†	438,500	1,889,935
Trilogy Energy Corporation†	1,147,500	3,098,250
		66,904,660

Financials : 20.37%
Banks : 10.25%
Ameris Bancorp	271,900	9,241,881
BBCN Bancorp Incorporated	531,600	9,154,152
CenterState Banks Incorporated	765,600	11,981,640
First Horizon National Corporation	888,200	12,896,664

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small Cap Fund

Security name	Shares	Value
Banks (continued)
Hanmi Financial Corporation	66,600	$1,579,752
Hilltop Holdings Incorporated†	416,400	8,003,208
IBERIABANK Corporation	238,700	13,145,209
Park Sterling Corporation	815,100	5,966,532
Sterling Bancorp	180,100	2,921,222
The Bancorp Incorporated†	1,280,600	8,157,422
Valley National Bancorp	287,400	2,830,890
Wilshire Bancorp Incorporated	676,200	7,810,110
		93,688,682

Capital Markets : 0.43%
Medley Management Incorporated Class A(l)	697,500	3,968,775

Consumer Finance : 0.27%
Enova International Incorporated†	380,300	2,513,783

Insurance : 5.37%
Argo Group International Holdings Limited	441,300	26,407,392
James River Group Holdings Limited	118,378	3,970,398
National General Holdings Corporation	439,700	9,611,842
OneBeacon Insurance Group Limited Class A	727,600	9,029,516
		49,019,148

REITs : 3.37%
Potlatch Corporation	239,200	7,233,408
Redwood Trust Incorporated	1,189,300	15,698,760
UMH Properties Incorporated	773,400	7,826,808
		30,758,976

Thrifts & Mortgage Finance : 0.68%
Northwest Bancshares Incorporated	463,100	6,200,909

Health Care : 8.38%
Health Care Equipment & Supplies : 3.21%
Allied Healthcare Products Incorporated†(l)	806,500	879,085
Cerus Corporation†	428,300	2,706,856
Hologic Incorporated†	198,600	7,683,834
OraSure Technologies Incorporated†	2,801,400	18,041,016
		29,310,791

Health Care Providers & Services : 3.77%
Air Methods Corporation†	149,900	6,285,307
Cross Country Healthcare Incorporated†	1,343,300	22,016,687
Healthways Incorporated†	480,500	6,184,035
		34,486,029

Health Care Technology : 0.84%
Allscripts Healthcare Solutions Incorporated†	501,100	7,706,918

Life Sciences Tools & Services : 0.42%
PAREXEL International Corporation†	56,720	3,863,766

Pharmaceuticals : 0.14%
Prestige Brands Holdings Incorporated†	23,900	1,230,372

Industrials : 11.46%
Airlines : 6.39%
American Airlines Group Incorporated	209,807	8,885,326
Delta Air Lines Incorporated	566,200	28,700,678
Latam Airlines Group SP ADR†	695,700	3,749,823

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated†	297,700	$17,058,210
		58,394,037

Commercial Services & Supplies : 2.15%
ABM Industries Incorporated	6,500	185,055
ACCO Brands Corporation†	1,992,433	14,206,047
Healthcare Services Group Incorporated	151,100	5,268,857
		19,659,959

Construction & Engineering : 0.72%
Tutor Perini Corporation†	389,500	6,520,230

Machinery : 0.55%
Actuant Corporation Class A	142,700	3,419,092
Mueller Water Products Incorporated	188,600	1,621,960
		5,041,052

Professional Services : 0.64%
Hill International Incorporated†	1,510,381	5,860,278

Road & Rail : 0.24%
Covenant Transport Incorporated Class A†	116,800	2,206,352

Trading Companies & Distributors : 0.77%
Applied Industrial Technologies Incorporated	174,000	7,045,260

Information Technology : 14.76%
Communications Equipment : 0.99%
Harmonic Incorporated†	893,000	3,634,510
Ruckus Wireless Incorporated†	502,000	5,376,420
		9,010,930

Electronic Equipment, Instruments & Components : 6.99%
Checkpoint Systems Incorporated	849,000	5,323,230
Cognex Corporation	242,700	8,195,979
Coherent Incorporated†	371,100	24,162,321
OSI Systems Incorporated†	295,100	26,163,566
		63,845,096

IT Services : 0.40%
TeleTech Holdings Incorporated	129,800	3,622,718

Semiconductors & Semiconductor Equipment : 0.51%
Kulicke & Soffa Industries Incorporated†	399,400	4,660,998

Software : 0.23%
Synchronoss Technologies Incorporated†	60,300	2,124,369

Technology Hardware, Storage & Peripherals : 5.64%
Cray Incorporated†	1,334,600	43,307,770
Diebold Incorporated	151,900	4,570,671
Quantum Corporation†	3,947,083	3,670,787
		51,549,228

Materials : 13.14%
Chemicals : 0.24%
Calgon Carbon Corporation	123,800	2,135,550

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small Cap Value Fund

Security name			Shares	Value
Containers & Packaging : 0.32%
Intertape Polymer Group Incorporated			217,100	$2,930,850

Metals & Mining : 11.94%
Agnico-Eagle Mines Limited			298,600	7,847,208
Carpenter Technology Corporation			136,800	4,140,936
NovaGold Resources Incorporated†			1,004,600	4,229,366
Randgold Resources Limited ADR			1,033,800	64,023,234
Royal Gold Incorporated			169,900	6,196,253
Sandstorm Gold Limited†			1,349,500	3,549,185
Silver Standard Resources Incorporated†			1,071,300	5,549,334
Steel Dynamics Incorporated			567,400	10,139,438
Webco Industries Incorporated†(a)(i)(l)			77,000	3,388,000
				109,062,954

Paper & Forest Products : 0.64%
Deltic Timber Corporation			84,700	4,986,289
Wausau Paper Corporation			86,800	887,964
				5,874,253

Telecommunication Services : 2.59%
Diversified Telecommunication Services : 2.59%
Cincinnati Bell Incorporated†			6,568,300	23,645,882

Total Common Stocks (Cost $625,007,978)				887,514,912

Exchange-Traded Funds : 1.71%
Market Vectors Gold Miners ETF			452,624	6,210,001
Market Vectors Junior Gold Miners ETF			144,716	2,779,994
SPDR S&P Regional Banking ETF			157,756	6,613,132
Total Exchange-Traded Funds (Cost $23,043,713)				15,603,127

Yield
Short-Term Investments : 1.71%
Investment Companies : 1.71%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	15,631,061	15,631,061

Total Short-Term Investments (Cost $15,631,061)				15,631,061

Total investments in securities (Cost $663,682,752)*	100.56%			918,749,100
Other assets and liabilities, net	(0.56)			(5,095,180)

Total net assets	100.00%			$913,653,920

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $655,433,816 and unrealized gains (losses) consists of:

Gross unrealized gains	$368,294,410
Gross unrealized losses	(104,979,126)

Net unrealized gains	$263,315,284

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$161,900,384	$0	$0	$161,900,384
Energy	76,578,133	3,098,250	0	79,676,383
Financials	186,150,273	0	0	186,150,273
Health care	76,597,876	0	0	76,597,876
Industrials	104,727,168	0	0	104,727,168
Information technology	134,813,339	0	0	134,813,339
Materials	113,684,757	6,318,850	0	120,003,607
Telecommunication services	23,645,882	0	0	23,645,882
Exchange-traded funds	15,603,127	0	0	15,603,127
Short-term investments
Investment companies	15,631,061	0	0	15,631,061

Total assets	$909,332,000	$9,417,100	$0	$918,749,100

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	780,500	26,000	0	806,500	$879,085
Cavco Industries Incorporated	635,300	31,900	65,417	601,783	50,134,542
Century Casinos Incorporated	1,220,300	306,000	8,900	1,517,400	11,805,372
Cross Country Healthcare Incorporated*	1,640,500	99,501	396,701	1,343,300	22,016,687
InterOil Corporation*	3,601,700	183,600	1,933,200	1,852,100	58,192,982
Medley Management Incorporated Class A	753,200	24,404	80,104	697,500	3,968,775
OraSure Technologies Incorporated*	4,218,600	0	1,417,200	2,801,400	18,041,016
Skyline Corporation	550,900	75,300	0	626,200	2,241,796
Webco Industries Incorporated	81,000	0	4,000	77,000	3,388,000

					$170,668,255

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Small/Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.02%
Consumer Discretionary : 22.43%
Auto Components : 1.47%
Fox Factory Holding Corporation†	43,970	$726,824

Hotels, Restaurants & Leisure : 5.77%
Century Casinos Incorporated†	323,100	2,513,718
Peak Resorts Incorporated	57,600	346,176
		2,859,894

Household Durables : 11.15%
Cavco Industries Incorporated†	27,313	2,275,446
D.R. Horton Incorporated	22,100	707,863
Nobility Homes Incorporated†	26,500	320,650
Skyline Corporation†	154,300	552,394
Taylor Morrison Home Corporation Class A†	40,009	640,144
The New Home Company Incorporated†	13,700	177,552
WCI Communities Incorporated†	38,402	855,597
		5,529,646

Media : 4.04%
Cinemark Holdings Incorporated	12,300	411,189
Entravision Communications Corporation Class A	91,875	708,356
Interpublic Group of Companies Incorporated	13,300	309,624
News Corporation Class A	42,987	574,306
		2,003,475

Energy : 6.80%
Oil, Gas & Consumable Fuels : 6.80%
Canadian Natural Resources Limited	9,900	216,117
InterOil Corporation†	79,189	2,488,118
Raging River Exploration Incorporated†	29,400	177,841
Range Resources Corporation	8,400	206,724
Sanchez Energy Corporation†	66,210	285,365
		3,374,165

Financials : 26.22%
Banks : 13.46%
American River Bankshares†	54,300	574,494
Ameris Bancorp	11,656	396,187
BBCN Bancorp Incorporated	39,506	680,293
Hilltop Holdings Incorporated†	28,644	550,538
IBERIABANK Corporation	11,685	643,493
Midsouth Bancorp Incorporated	48,306	438,618
Pacific Premier Bancorp Incorporated†	30,419	646,404
Sierra Bancorp	48,400	854,260
The Bancorp Incorporated†	84,445	537,915
Valley National Bancorp	57,397	565,360
Wilshire Bancorp Incorporated	68,200	787,710
		6,675,272

Capital Markets : 0.30%
Safeguard Scientifics Incorporated†	10,200	148,002

Consumer Finance : 0.56%
Enova International Incorporated†	41,815	276,397

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small/Mid Cap Value Fund

Security name	Shares	Value
Insurance : 2.26%
Conifer Holdings Incorporated†	19,100	$177,057
First Acceptance Corporation†	183,200	436,016
Health Insurance Innovations Incorporated Class A†	34,680	232,356
James River Group Holdings Limited	8,200	275,028
		1,120,457

REITs : 8.60%
Owens Realty Mortgage Incorporated	26,800	359,924
Potlatch Corporation	13,500	408,240
Redwood Trust Incorporated	54,700	722,040
UMH Properties Incorporated	273,900	2,771,868
		4,262,072

Thrifts & Mortgage Finance : 1.04%
Northwest Bancshares Incorporated	38,683	517,965

Health Care : 3.22%
Health Care Equipment & Supplies : 0.88%
Allied Healthcare Products Incorporated†	76,400	83,276
EnteroMedics Incorporated†	1,067,900	138,934
Stryker Corporation	2,300	213,762
		435,972

Health Care Providers & Services : 1.38%
Cross Country Healthcare Incorporated†	41,679	683,119

Health Care Technology : 0.96%
Allscripts Healthcare Solutions Incorporated†	17,600	270,688
Omnicell Incorporated†	6,600	205,128
		475,816

Industrials : 15.39%
Airlines : 3.88%
American Airlines Group Incorporated	12,700	537,845
JetBlue Airways Corporation†	25,158	569,829
LATAM Airlines Group ADR†	59,692	321,740
United Continental Holdings Incorporated†	8,600	492,780
		1,922,194

Commercial Services & Supplies : 1.90%
ACCO Brands Corporation†	35,930	256,181
Healthcare Services Group Incorporated	9,159	319,374
SP Plus Corporation†	15,439	368,992
		944,547

Construction & Engineering : 5.66%
Integrated Electrical Services Incorporated†	206,900	2,290,383
Sterling Construction Company Incorporated†	84,900	516,192
		2,806,575

Machinery : 2.84%
Actuant Corporation Class A	9,887	236,893
Graco Incorporated	5,700	410,799
Kennametal Incorporated	8,600	165,120
Xylem Incorporated	16,355	596,958
		1,409,770

2

Wells Fargo Small/Mid Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors : 1.11%
Applied Industrial Technologies Incorporated		13,600	$550,664

Information Technology : 9.97%
Communications Equipment : 4.54%
Applied Optoelectronics Incorporated†		37,310	640,240
Ruckus Wireless Incorporated†		45,600	488,376
Sandvine Corporation†(a)		438,211	1,121,303
			2,249,919

Electronic Equipment, Instruments & Components : 2.13%
Coherent Incorporated†		2,200	143,242
Knowles Corporation†		27,881	371,654
Mercury Computer Systems Incorporated†		29,550	542,538
			1,057,434

Semiconductors & Semiconductor Equipment : 1.20%
FormFactor Incorporated†		66,220	595,980

Technology Hardware, Storage & Peripherals : 2.10%
Cray Incorporated†		32,127	1,042,521

Materials : 10.43%
Metals & Mining : 10.43%
Agnico-Eagle Mines Limited		14,800	388,944
Endeavour Mining Corporation†		93,830	517,397
Lucara Diamond Corporation—U.S. Exchange Traded Shares		388,400	619,886
Randgold Resources Limited ADR		38,575	2,388,950
Rockwell Diamonds Incorporated†(a)		728,200	63,164
Rockwell Diamonds Incorporated—Legend Shares (i)		1,172,000	101,641
Royal Gold Incorporated		7,300	266,231
Sandstorm Gold Limited†		183,200	481,816
Silver Wheaton Corporation—U.S. Exchange Traded Shares		27,500	341,550
			5,169,579

Telecommunication Services : 0.56%
Diversified Telecommunication Services : 0.56%
Cincinnati Bell Incorporated†		77,473	278,903

Total Common Stocks (Cost $35,340,177)			47,117,162

Exchange-Traded Funds : 0.67%
Market Vectors Junior Gold Miners ETF		17,267	331,699
Total Exchange-Traded Funds (Cost $530,616)			331,699

Expiration date
Warrants : 0.00%
Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated†(a)(i)	5-14-2016	270,908	18
EnteroMedics Incorporated†(a)	9-28-2016	13,680	4
EnteroMedics Incorporated†(a)	2-27-2018	48,280	275
Total Warrants (Cost $0)			297

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Small/Mid Cap Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 4.24%
Investment Companies : 4.24%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	2,103,666	$2,103,666

Total Short-Term Investments (Cost $2,103,666)				2,103,666

Total investments in securities (Cost $37,974,459)*	99.93%			49,552,824
Other assets and liabilities, net	0.07			35,156

Total net assets	100.00%			$49,587,980

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $40,120,592 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,982,930
Gross unrealized losses	(8,550,698)

Net unrealized gains	$9,432,232

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund

4

Wells Fargo Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$10,799,189	$320,650	$0	$11,119,839
Energy	3,374,165	0	0	3,374,165
Financials	13,000,165	0	0	13,000,165
Health care	1,594,907	0	0	1,594,907
Industrials	7,633,750	0	0	7,633,750
Information technology	3,824,551	1,121,303	0	4,945,854
Materials	4,384,888	784,691	0	5,169,579
Telecommunication services	278,903	0	0	278,903
Exchange-traded funds	331,699	0	0	331,699
Warrants
Health care	0	297	0	297
Short-term investments
Investment companies	2,103,666	0	0	2,103,666

Total assets	$47,325,883	$2,226,941	$0	$49,552,824

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 94.63%
Consumer Discretionary : 11.38%
Diversified Consumer Services : 0.62%
Liberty Tax Incorporated	195,147	$4,650,353

Hotels, Restaurants & Leisure : 5.37%
Denny’s Corporation†	559,296	5,497,880
DineEquity Incorporated	144,550	12,239,049
Krispy Kreme Doughnuts Incorporated†	653,900	9,854,273
Ruby Tuesday Incorporated†	582,400	3,209,024
The Wendy’s Company	867,900	9,347,283
		40,147,509

Household Durables : 1.94%
Dixie Group Incorporated «†	419,346	2,193,180
Helen of Troy Limited†	84,000	7,917,000
Tupperware Brands Corporation «	79,800	4,440,870
		14,551,050

Media : 1.68%
A.H. Belo Corporation Class A	929,739	4,648,695
New Media Investment Group Incorporated	230,443	4,484,421
Time Incorporated	221,300	3,467,771
		12,600,887

Specialty Retail : 1.30%
Christopher & Banks Corporation†	642,420	1,059,993
Guess? Incorporated	127,500	2,407,200
The Buckle Incorporated «	203,400	6,260,652
		9,727,845

Textiles, Apparel & Luxury Goods : 0.47%
Delta Apparel Incorporated†	248,339	3,486,680

Consumer Staples : 5.76%
Beverages : 0.99%
Cott Corporation	674,500	7,412,755

Food & Staples Retailing : 0.57%
SUPERVALU Incorporated†	631,200	4,279,536

Food Products : 1.64%
TreeHouse Foods Incorporated†	156,085	12,246,429

Household Products : 2.56%
Central Garden & Pet Company†	369,592	4,996,884
Spectrum Brands Holdings Incorporated	75,200	7,655,360
WD-40 Company	66,122	6,522,935
		19,175,179

Energy : 4.09%
Energy Equipment & Services : 2.00%
Atwood Oceanics Incorporated «	238,500	2,439,855
CARBO Ceramics Incorporated «	173,700	2,987,640
Patterson-UTI Energy Incorporated	297,400	4,484,792
Steel Excel Incorporated†	346,013	5,089,851
		15,002,138

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 2.09%
Energen Corporation	90,400	$3,705,496
Gulfport Energy Corporation†	232,023	5,700,805
PDC Energy Incorporated†	60,800	3,245,504
RSP Permian Incorporated†	122,100	2,978,019
		15,629,824

Financials : 20.81%
Banks : 7.70%
Associated Banc-Corp	388,800	7,290,000
BBCN Bancorp Incorporated	221,700	3,817,674
First Citizens BancShares Corporation Class A	74,000	19,104,580
Hancock Holding Company	249,500	6,279,915
TCF Financial Corporation	633,636	8,946,940
UMB Financial Corporation	261,663	12,180,413
		57,619,522

Capital Markets : 2.32%
Apollo Investment Corporation «	587,900	3,068,838
CIFC Corporation	179,685	1,002,642
New Mountain Finance Corporation «	237,300	3,089,646
Westwood Holdings Group Incorporated	195,112	10,163,384
		17,324,510

Insurance : 7.58%
Allied World Assurance Company	110,200	4,098,338
Brown & Brown Incorporated	436,000	13,995,600
Endurance Specialty Holdings Limited	103,500	6,622,965
ProAssurance Corporation	222,000	10,773,660
RenaissanceRe Holdings Limited	46,900	5,308,611
Stewart Information Services Corporation	151,100	5,640,563
Validus Holdings Limited	223,000	10,322,670
		56,762,407

REITs : 3.21%
Apollo Commercial Real Estate Finance Incorporated	209,300	3,606,239
Gramercy Property Trust	751,517	5,801,710
Hatteras Financial Corporation	666,908	8,769,840
LaSalle Hotel Properties	233,700	5,879,892
		24,057,681

Health Care : 9.18%
Biotechnology : 0.31%
Myriad Genetics Incorporated «†	53,200	2,296,112

Health Care Equipment & Supplies : 4.36%
Analogic Corporation	110,883	9,158,936
CryoLife Incorporated	241,300	2,601,214
Haemonetics Corporation†	189,400	6,106,256
Halyard Health Incorporated†	148,100	4,948,021
Meridian Diagnostics Incorporated	165,000	3,385,800
Steris Corporation	84,900	6,396,366
		32,596,593

Health Care Providers & Services : 2.37%
Owens & Minor Incorporated	129,100	4,645,018
Patterson Companies Incorporated	195,600	8,843,076
WellCare Health Plans Incorporated†	54,200	4,238,982
		17,727,076

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Health Care Technology : 0.63%
HMS Holdings Corporation†	385,400	$4,755,836

Life Sciences Tools & Services : 0.88%
Bio-Rad Laboratories Incorporated Class A†	47,400	6,572,484

Pharmaceuticals : 0.63%
Theravance Incorporated «	447,400	4,715,596

Industrials : 16.59%
Building Products : 1.67%
Simpson Manufacturing Company Incorporated	366,718	12,523,420

Commercial Services & Supplies : 3.64%
ACCO Brands Corporation†	1,102,769	7,862,743
Brady Corporation Class A	223,800	5,142,924
Matthews International Corporation Class A	79,198	4,233,133
Quad Graphics Incorporated	270,100	2,511,930
Viad Corporation	263,673	7,443,489
		27,194,219

Construction & Engineering : 0.92%
EMCOR Group Incorporated	143,300	6,884,132

Electrical Equipment : 2.24%
EnerSys	101,900	5,699,267
Franklin Electric Company Incorporated	409,587	11,071,137
		16,770,404

Machinery : 7.08%
Briggs & Stratton Corporation	212,600	3,677,980
Douglas Dynamics Incorporated	490,547	10,335,825
ESCO Technologies Incorporated	233,100	8,424,234
Hillenbrand Incorporated	261,902	7,760,156
Kadant Incorporated	265,444	10,779,681
Mueller Industries Incorporated	442,740	11,998,254
		52,976,130

Professional Services : 1.04%
Korn/Ferry International	234,846	7,792,190

Information Technology : 13.84%
Communications Equipment : 1.75%
Aviat Networks Incorporated†	840,247	645,142
NETGEAR Incorporated†	156,800	6,571,488
NetScout Systems Incorporated†	190,600	5,851,420
		13,068,050

Electronic Equipment, Instruments & Components : 6.32%
AVX Corporation	462,898	5,619,582
Belden Incorporated	70,400	3,356,672
Coherent Incorporated†	113,100	7,363,941
GSI Group Incorporated†	891,545	12,142,843
Orbotech Limited†	330,297	7,309,473
Vishay Intertechnology Incorporated	953,021	11,483,903
		47,276,414

IT Services : 2.90%
DST Systems Incorporated	73,000	8,326,380
Sykes Enterprises Incorporated†	271,600	8,359,848

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name		Shares	Value
IT Services (continued)
Teradata Corporation†		191,400	$5,056,788
			21,743,016

Semiconductors & Semiconductor Equipment : 0.76%
DSP Group Incorporated†		360,915	3,407,038
Exar Corporation†		368,752	2,260,450
			5,667,488

Software : 1.76%
ACI Worldwide Incorporated†		265,352	5,678,533
Progress Software Corporation†		311,551	7,477,224
			13,155,757

Technology Hardware, Storage & Peripherals : 0.35%
Imation Corporation†(l)		1,929,730	2,643,730

Materials : 11.83%
Chemicals : 5.89%
A. Schulman Incorporated		137,358	4,208,649
HB Fuller Company		172,300	6,283,781
Innophos Holdings Incorporated		57,800	1,675,044
Innospec Incorporated		136,012	7,386,812
Quaker Chemical Corporation		117,200	9,054,872
Scotts Miracle-Gro Company Class A		104,600	6,747,746
Sensient Technologies Corporation		138,700	8,713,134
			44,070,038

Construction Materials : 2.25%
Eagle Materials Incorporated		279,000	16,859,970

Containers & Packaging : 0.65%
Silgan Holdings Incorporated		90,300	4,850,916

Metals & Mining : 0.80%
Royal Gold Incorporated		96,600	3,523,002
TimkenSteel Corporation		290,200	2,431,876
			5,954,878

Paper & Forest Products : 2.24%
Neenah Paper Incorporated		125,471	7,833,155
Schweitzer-Mauduit International Incorporated		213,187	8,951,722
			16,784,877

Utilities : 1.15%
Electric Utilities : 1.15%
Hawaiian Electric Industries Incorporated		297,900	8,624,202

Total Common Stocks (Cost $676,166,545)			708,177,833

Yield
Short-Term Investments : 7.88%
Investment Companies : 7.88%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.39%	18,824,000	18,824,000

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	40,123,872	$40,123,872
Total Short-Term Investments (Cost $58,947,872)				58,947,872

Total investments in securities (Cost $735,114,417)*	102.51%			767,125,705
Other assets and liabilities, net	(2.51)			(18,771,293)

Total net assets	100.00%			$748,354,412

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $742,616,152 and unrealized gains (losses) consists of:

Gross unrealized gains	$111,497,707
Gross unrealized losses	(86,988,154)

Net unrealized gains	$24,509,553

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$85,164,324	$0	$0	$85,164,324
Consumer staples	43,113,899	0	0	43,113,899
Energy	25,542,111	5,089,851	0	30,631,962
Financials	155,764,120	0	0	155,764,120
Health care	68,663,697	0	0	68,663,697
Industrials	124,140,495	0	0	124,140,495
Information technology	103,554,455	0	0	103,554,455
Materials	88,520,679	0	0	88,520,679
Utilities	8,624,202	0	0	8,624,202
Short-term investments
Investment companies	40,123,872	18,824,000	0	58,947,872

Total assets	$743,211,854	$23,913,851	$0	$767,125,705

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Imation Corporation	1,929,730	0	0	1,929,730	$2,643,730

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 100.16%
Consumer Discretionary : 19.64%
Auto Components : 5.21%
Cooper-Standard Holdings Incorporated†	42,000	$3,258,780
Motorcar Parts of America Incorporated†	65,000	2,197,650
		5,456,430

Hotels, Restaurants & Leisure : 9.96%
ClubCorp Holdings Incorporated	180,000	3,288,600
Krispy Kreme Doughnuts Incorporated†	170,000	2,561,900
Sonic Corporation	110,000	3,554,100
Zoe’s Kitchen Incorporated†«	37,000	1,035,260
		10,439,860

Internet & Catalog Retail : 2.55%
Shutterfly Incorporated†	60,000	2,673,600

Leisure Products : 1.92%
Nautilus Group Incorporated†	120,000	2,006,400

Consumer Staples : 1.36%
Food & Staples Retailing : 0.35%
Casey’s General Stores Incorporated	3,000	361,350

Food Products : 1.01%
Freshpet Incorporated†«	125,000	1,061,250

Energy : 0.64%
Energy Equipment & Services : 0.64%
Aspen Aerogels Incorporated†	110,000	667,700

Financials : 7.16%
Consumer Finance : 2.48%
Portfolio Recovery Associates Incorporated «†	75,000	2,601,750

Insurance : 2.67%
Stewart Information Services Corporation	75,000	2,799,750

Thrifts & Mortgage Finance : 2.01%
Bofi Holding Incorporated†«	100,000	2,105,000

Health Care : 28.35%
Biotechnology : 6.96%
AMAG Pharmaceuticals Incorporated†	80,000	2,415,200
Emergent BioSolutions Incorporated†	46,200	1,848,462
Exact Sciences Corporation†«	110,000	1,015,300
Novavax Incorporated†	80,000	671,200
Repligen Corporation†	47,400	1,340,946
		7,291,108

Health Care Equipment & Supplies : 4.19%
Globus Medical Incorporated†	100,000	2,782,000

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Inogen Incorporated†	40,000	$1,603,600
		4,385,600

Health Care Providers & Services : 5.60%
Capital Senior Living Corporation†	66,200	1,380,932
Ensign Group Incorporated	84,000	1,900,920
Surgical Care Affiliates Incorporated†	65,000	2,587,650
		5,869,502

Health Care Technology : 3.42%
Imprivata Incorporated†	210,000	2,373,000
Medidata Solutions Incorporated†	24,500	1,207,605
		3,580,605

Life Sciences Tools & Services : 1.53%
Charles River Laboratories International Incorporated†	20,000	1,607,800

Pharmaceuticals : 6.65%
Akorn Incorporated†«	40,000	1,492,400
Horizon Pharma plc†	105,000	2,275,350
Intersect ENT Incorporated†	85,000	1,912,500
TherapeuticsMD Incorporated†	123,700	1,282,769
		6,963,019

Industrials : 12.63%
Air Freight & Logistics : 1.26%
Echo Global Logistics Incorporated†	64,700	1,319,233

Building Products : 2.20%
Apogee Enterprises Incorporated	53,000	2,306,030

Commercial Services & Supplies : 2.08%
Mobile Mini Incorporated	70,000	2,179,100

Electrical Equipment : 0.62%
Generac Holdings Incorporated†«	22,000	654,940

Machinery : 1.64%
Rexnord Corporation†	95,000	1,721,400

Professional Services : 2.49%
The Advisory Board Company†	40,500	2,009,205
Wageworks Incorporated†	13,120	595,254
		2,604,459

Trading Companies & Distributors : 2.34%
H&E Equipment Services Incorporated	140,000	2,447,200

Information Technology : 28.14%
Electronic Equipment, Instruments & Components : 2.35%
Littelfuse Incorporated	23,000	2,461,230

Internet Software & Services : 5.32%
Cimpress N.V.†«	27,300	2,215,122

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name			Shares	Value
Internet Software & Services (continued)
LogMeIn Incorporated†			50,000	$3,355,000
				5,570,122

IT Services : 3.41%
Blackhawk Network Incorporated†			10,000	442,100
Euronet Worldwide Incorporated†			43,200	3,128,976
				3,571,076

Semiconductors & Semiconductor Equipment : 2.95%
Cavium Incorporated†			17,000	1,117,070
Integrated Device Technology Incorporated†			75,000	1,976,250
				3,093,320

Software : 14.11%
AVG Technologies N.V.†			65,000	1,303,250
Bottomline Technologies Incorporated†			125,000	3,716,250
Ellie Mae Incorporated†			20,000	1,204,600
Fleetmatics Group plc†			74,212	3,769,227
Guidewire Software Incorporated†			18,000	1,082,880
Qlik Technologies Incorporated†			18,000	569,880
Ultimate Software Group Incorporated†			16,074	3,142,628
				14,788,715

Materials : 2.24%
Construction Materials : 1.75%
Summit Materials Incorporated Class A†			91,350	1,830,655

Metals & Mining : 0.49%
Carpenter Technology Corporation			17,000	514,590

Total Common Stocks (Cost $99,171,773)				104,932,794

		Yield
Short-Term Investments : 9.03%
Investment Companies : 9.03%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	9,461,825	9,461,825

Total Short-Term Investments (Cost $9,461,825)				9,461,825

Total investments in securities (Cost $108,633,598)*	109.19%			114,394,619
Other assets and liabilities, net	(9.19)			(9,629,378)

Total net assets	100.00%			$104,765,241

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $108,931,453 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,509,572
Gross unrealized losses	(8,046,406)

Net unrealized gains	$5,463,166

3

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Abbreviations:

LLC Limited liability company
plc Public limited company

4

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$20,576,290	$0	$0	$20,576,290
Consumer staples	1,422,600	0	0	1,422,600
Energy	667,700	0	0	667,700
Financials	7,506,500	0	0	7,506,500
Health care	29,697,634	0	0	29,697,634
Industrials	13,232,362	0	0	13,232,362
Information technology	29,484,463	0	0	29,484,463
Materials	2,345,245	0	0	2,345,245
Short-term investments
Investment companies	0	9,461,825	0	9,461,825

Total assets	$104,932,794	$9,461,825	$0	$114,394,619

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Consolidated Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.99%
Australia : 3.35%
Newcrest Mining Limited (Materials, Metals & Mining)†	888,440	$8,406,615

Canada : 60.28%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	7,001,429
Agnico-Eagle Mines Limited - Legend Shares (Materials, Metals & Mining)	35,000	919,800
Agnico-Eagle Mines Limited - U.S. Exchange Traded Shares (Materials, Metals & Mining)	620,164	16,297,910
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,388,980	4,567,362
Aureus Mining Incorporated (Materials, Metals & Mining)†	12,703,000	1,076,789
AuRico Metals Incorporated (Materials, Metals & Mining)†	610,742	264,830
B2Gold Corporation (Materials, Metals & Mining)†	5,590,000	5,655,850
Barrick Gold Corporation (Materials, Metals & Mining)	984,083	7,262,533
Centerra Gold Incorporated (Materials, Metals & Mining)	260,000	1,238,274
Centerra Gold Incorporated (Materials, Metals & Mining)144A	350,000	1,666,908
Detour Gold Corporation (Materials, Metals & Mining)†	491,057	5,113,920
Detour Gold Corporation (Materials, Metals & Mining)144A†	525,000	5,467,406
Detour Gold Corporation - Legend Shares (Materials, Metals & Mining)†	90,000	937,270
Eldorado Gold Corporation (Materials, Metals & Mining)	2,226,044	6,595,924
Entree Gold Incorporated - Legend Shares (Materials, Metals & Mining)(i)	1,275,000	267,218
Exeter Resource Corporation - Legend Shares (Materials, Metals & Mining)	585,000	190,251
Franco-Nevada Corporation (Materials, Metals & Mining)144A	142,500	6,518,935
Franco-Nevada Corporation (Materials, Metals & Mining)	132,000	6,038,592
Goldcorp Incorporated (Materials, Metals & Mining)	807,254	9,328,606
Goldcorp Incorporated - U.S. Exchange Traded Shares (Materials, Metals & Mining)	646,694	7,475,783
Kinross Gold Corporation (Materials, Metals & Mining)†	3,750,553	6,803,417
Lake Shore Gold Corporation (Materials, Metals & Mining)†	4,200,000	3,399,581
Mag Silver Corporation (Materials, Metals & Mining)†	720,000	5,083,761
Mag Silver Corporation - Legend Shares (Materials, Metals & Mining)†	100,000	706,078
New Gold Incorporated (Materials, Metals & Mining)†	200,000	465,419
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	3,622,743
Platinum Group Metals Limited (Materials, Metals & Mining)†	3,450,000	486,196
Platinum Group Metals Limited - Legend Shares (Materials, Metals & Mining)†	800,000	112,741
Platinum Group Metals Limited - U.S. Exchange Traded Shares (Materials, Metals & Mining)†	1,440,000	211,392
Primero Mining Corporation (Materials, Metals & Mining)†	325,100	733,043
Semafo Incorporated (Materials, Metals & Mining)†	3,360,400	8,524,249
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	160,974
Silver Wheaton Corporation - U.S. Exchange Traded Shares (Materials, Metals & Mining)	605,000	7,514,100
Tahoe Resources Incorporated (Materials, Metals & Mining)	870,000	7,526,126
Tahoe Resources Incorporated - Legend Shares (Materials, Metals & Mining)	280,000	2,422,201
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	2,200,000	2,003,324
Torex Gold Resources Incorporated (Materials, Metals & Mining)144A†(i)	1,850,000	1,684,614
Torex Gold Resources Incorporated - Legend Shares (Materials, Metals & Mining)†(i)	2,662,500	2,424,478
Yamana Gold Incorporated (Materials, Metals & Mining)	1,162,731	2,159,586
Yamana Gold Incorporated - U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	1,191,399
		151,121,012

Peru : 0.57%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	334,644	1,432,276

South Africa : 3.03%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,070,591	7,601,196

United Kingdom : 15.24%
Fresnillo plc (Materials, Metals & Mining)	1,095,000	11,384,846
Hochschild Mining plc (Materials, Metals & Mining)†	686,470	488,287
Randgold Resources Limited ADR (Materials, Metals & Mining)	425,000	26,320,250
		38,193,383

1

Consolidated Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Shares	Value
United States : 9.52%
Newmont Mining Corporation (Materials, Metals & Mining)			678,455	$12,205,405
Royal Gold Incorporated (Materials, Metals & Mining)			319,436	11,649,831
				23,855,236

Total Common Stocks (Cost $301,621,378)				230,609,718

			Troy ounces
Commodities : 7.31%
Gold Bullion†**			9,558	18,338,488
Total Commodities (Cost $10,593,806)				18,338,488

Short-Term Investments : 0.92%

		Yield	Shares
Investment Companies : 0.92%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	2,306,051	2,306,051

Total Short-Term Investments (Cost $2,306,051)				2,306,051

Total investments in securities (Cost $314,521,235)*	100.22%			251,254,257
Other assets and liabilities, net	(0.22)			(563,654)

Total net assets	100.00%			$250,690,603

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $337,336,181 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,299,233
Gross unrealized losses	(147,381,157)

Net unrealized losses	(86,081,924)

Abbreviations:
ADR	American depositary receipt
plc	Public limited company

2

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – December 31, 2015 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2015, the Subsidiary held $18,338,488 in gold bullion representing 99.91% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2015, the Fund held $18,354,285 in the Subsidiary, representing 7.32% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$8,406,615	$0	$8,406,615
Canada	127,803,112	23,317,900	0	151,121,012
Peru	1,432,276	0	0	1,432,276
South Africa	7,601,196	0	0	7,601,196
United Kingdom	26,808,537	11,384,846	0	38,193,383
United States	23,855,236	0	0	23,855,236
Commodities	18,338,488	0	0	18,338,488
Short-term investments
Investment companies	2,306,051	0	0	2,306,051

Total assets	$208,144,896	$43,109,361	$0	$251,254,257

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $19,791,461 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.46%
Consumer Discretionary : 13.66%
Automobiles : 0.15%
Tesla Motors Incorporated†	2,115	$507,621

Internet & Catalog Retail : 13.09%
Amazon.com Incorporated†	46,335	31,317,363
Expedia Incorporated	40,521	5,036,782
Netflix Incorporated†	44,300	5,067,034
The Priceline Group Incorporated†	1,275	1,625,561
		43,046,740

Media : 0.42%
Comcast Corporation Class A	24,490	1,381,971

Information Technology : 77.80%
Communications Equipment : 4.66%
Cisco Systems Incorporated	206,435	5,605,742
Palo Alto Networks Incorporated†	55,160	9,715,882
		15,321,624

Electronic Equipment, Instruments & Components : 1.47%
CDW Corporation of Delaware	47,250	1,986,390
Corning Incorporated	34,140	624,079
Ingram Micro Incorporated Class A	45,780	1,390,796
Tech Data Corporation†	12,685	842,030
		4,843,295

Internet Software & Services : 22.39%
Alibaba Group Holding Limited ADR†	55,770	4,532,428
Alphabet Incorporated Class A†	17,050	13,265,071
Alphabet Incorporated Class C†	18,305	13,891,298
Criteo SA ADR†	110,622	4,380,631
Facebook Incorporated Class A†	230,595	24,134,073
NetEase Incorporated ADR	50,930	9,230,553
Tencent Holdings Limited	213,900	4,188,155
		73,622,209

IT Services : 11.32%
Accenture plc Class A	34,770	3,633,465
Automatic Data Processing Incorporated	30,100	2,550,072
Cognizant Technology Solutions Corporation Class A†	44,140	2,649,283
Computer Sciences Corporation	5,115	167,158
CSRA Incorporated	5,115	153,450
Fidelity National Information Services Incorporated	37,140	2,250,684
Fiserv Incorporated†	31,115	2,845,778
Global Payments Incorporated	23,085	1,489,213
MasterCard Incorporated Class A	64,645	6,293,837
Paychex Incorporated	6,180	326,860
Total System Services Incorporated	29,940	1,491,012
Vantiv Incorporated Class A†	23,610	1,119,586
Visa Incorporated Class A	158,030	12,255,227
		37,225,625

Semiconductors & Semiconductor Equipment : 11.39%
Avago Technologies Limited	23,750	3,447,313
Intel Corporation	292,444	10,074,696
KLA-Tencor Corporation	12,155	842,949
Lam Research Corporation	82,410	6,545,002

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Specialized TechnologyFund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Incorporated			24,470	$929,860
Micron Technology Incorporated†			54,055	765,419
NXP Semiconductors NV†			52,428	4,417,059
Skyworks Solutions Incorporated			135,938	10,444,117
				37,466,415

Software : 21.38%
Activision Blizzard Incorporated			28,310	1,095,880
Adobe Systems Incorporated†			61,980	5,822,401
Electronic Arts Incorporated†			15,435	1,060,693
Fortinet Incorporated†			7,140	222,554
Imperva Incorporated†			64,500	4,083,495
Intuit Incorporated			68,770	6,636,305
Microsoft Corporation			546,160	30,300,971
Paycom Software Incorporated†			20,615	775,742
Proofpoint Incorporated†			71,845	4,670,643
Red Hat Incorporated†			20,760	1,719,136
Salesforce.com Incorporated†			21,160	1,658,944
ServiceNow Incorporated†			94,830	8,208,485
Tableau Software Incorporated Class A†			42,955	4,047,220
				70,302,469

Technology Hardware, Storage & Peripherals : 5.19%
Apple Incorporated			158,410	16,674,237
Western Digital Corporation			6,620	397,531
				17,071,768

Total Common Stocks (Cost $223,773,761)				300,789,737

		Yield
Short-Term Investments : 8.57%
Investment Companies : 8.57%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33%	28,188,013	28,188,013

Total Short-Term Investments (Cost $28,188,013)				28,188,013

Total investments in securities (Cost $251,961,774)*	100.03%			328,977,750
Other assets and liabilities, net	(0.03)			(93,352)

Total net assets	100.00%			$328,884,398

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $253,525,883 and unrealized gains (losses) consists of:

Gross unrealized gains	$78,270,636
Gross unrealized losses	(2,818,769)

Net unrealized gains	$75,451,867

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

2

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$44,936,332	$0	$0	$44,936,332
Information technology	251,665,250	4,188,155	0	255,853,405
Short-term investments
Investment companies	28,188,013	0	0	28,188,013

Total liabilities	$324,789,595	$4,188,155	$0	$328,977,750

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $4,188,155 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 84.86%
Consumer Discretionary : 3.44%
Media : 3.44%
Comcast Corporation Class A	225,100	$12,702,393

Energy : 2.71%
Oil, Gas & Consumable Fuels : 2.71%
EQT Corporation	58,600	3,054,818
The Williams Companies Incorporated	270,000	6,939,000
		9,993,818

Financials : 7.27%
REITs : 7.27%
Ashford Hospitality Prime Incorporated	49,117	712,196
Ashford Hospitality Trust	1,200,000	7,572,000
Chatham Lodging Trust	650,000	13,312,000
Preferred Apartment Communities Incorporated	400,000	5,232,000
		26,828,196

Industrials : 0.06%
Construction & Engineering : 0.06%
Ameresco Incorporated Class A†	35,000	218,750

Information Technology : 8.71%
Internet Software & Services : 0.82%
Rocket Internet AG 144A†«	100,000	3,046,354

IT Services : 7.89%
MasterCard Incorporated Class A	80,000	7,788,800
Visa Incorporated Class A	275,000	21,326,250
		29,115,050

Telecommunication Services : 6.44%
Diversified Telecommunication Services : 2.65%
AT&T Incorporated	150,000	5,161,500
Verizon Communications Incorporated	100,000	4,622,000
		9,783,500

Wireless Telecommunication Services : 3.79%
Shenandoah Telecommunications Company	325,000	13,991,250

Utilities : 56.23%
Electric Utilities : 27.90%
ALLETE Incorporated	10,000	508,300
American Electric Power Company Incorporated	175,000	10,197,250
Edison International	335,000	19,835,350
Eversource Energy	425,000	21,704,750
Great Plains Energy Incorporated	200,000	5,462,000
IDACORP Incorporated	75,000	5,100,000
NextEra Energy Incorporated	210,000	21,816,900
PNM Resources Incorporated	600,000	18,342,000
		102,966,550

1

Portfolio of investments — December 31, 2015 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name			Shares	Value
Gas Utilities : 0.71%
Snam SpA			500,000	$2,609,467

Multi-Utilities : 24.38%
Alliant Energy Corporation			300,000	18,735,000
CenterPoint Energy Incorporated			250,000	4,590,000
CMS Energy Corporation			630,000	22,730,400
Dominion Resources Incorporated			175,000	11,837,000
Northwestern Corporation			102,411	5,555,797
Public Service Enterprise Group Incorporated			200,000	7,738,000
Sempra Energy			200,000	18,802,000
				89,988,197

Water Utilities : 3.24%
American Water Works Company Incorporated			200,000	11,950,000

Total Common Stocks (Cost $182,163,206)				313,193,525

	Interest rate	Maturity date	Principal
Convertible Debentures : 0.01%
Energy : 0.01%
Energy Equipment & Services : 0.01%
Energy & Exploration Partners Incorporated (i)	8.00%	7-1-2019	$5,000,000	50,000

Total Convertible Debentures (Cost $5,000,000)				50,000

			Shares
Exchange-Traded Funds : 0.14%
Recon Capital NASDAQ 100 Covered Call ETF			21,500	502,240

Total Exchange-Traded Funds (Cost $512,990)				502,240

	Dividend yield
Preferred Stocks : 2.98%
Financials : 2.62%
REITs : 2.62%
Wheeler Real Estate Investment Trusts Incorporated (a)	9.68		10,000	9,650,000

Utilities : 0.36%
Electric Utilities : 0.36%
Southern Company	6.25		50,000	1,344,950

Total Preferred Stocks (Cost $11,241,000)				10,994,950

		Expiration date
Warrants : 0.01%
Energy : 0.01%
Oil, Gas & Consumable Fuels : 0.01%
Kinder Morgan Incorporated†		5-27-2017	496,000	29,810
Magnum Hunter Resources Corporation «†(a)		4-15-2016	140,000	0
Total Warrants (Cost $553,300)				29,810

2

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2015 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 11.87%
Investment Companies : 11.87%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.39%	3,075,150	$3,075,150
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.33	40,736,483	40,736,483
Total Short-Term Investments (Cost $43,811,633)				43,811,633

Total investments in securities (Cost $243,282,129)*	99.87%			368,582,158
Other assets and liabilities, net	0.13			476,123

Total net assets	100.00%			$369,058,281

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $243,194,023 and unrealized gains (losses) consists of:

Gross unrealized gains	$139,460,742
Gross unrealized losses	(14,072,607)

Net unrealized gains	$125,388,135

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

3

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2015, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$12,702,393	$0	$0	$12,702,393
Energy	9,993,818	0	0	9,993,818
Financials	26,828,196	0	0	26,828,196
Industrials	218,750	0	0	218,750
Information technology	29,115,050	3,046,354	0	32,161,404
Telecommunication services	23,774,750	0	0	23,774,750
Utilities	204,904,747	2,609,467	0	207,514,214
Convertible debentures	0	50,000	0	50,000
Exchange-traded funds	502,240	0	0	502,240
Preferred stocks
Financials	0	9,650,000	0	9,650,000
Utilities	0	1,344,950	0	1,344,950
Warrants
Energy	0	29,810	0	29,810
Short-term investments
Investment companies	40,736,483	3,075,150	0	43,811,633

Total assets	$348,776,427	$19,805,731	$0	$368,582,158

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $5,655,821 were transferred from Level 1 to Level 2 within the fair value hierarchy. In addition, previously broker quoted preferred stocks with a market value of $9,650,000 were transferred from Level 3 to Level 2 due to a change in valuation which is based on the underlying common stock.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 25, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	February 25, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	February 25, 2016